Goldman
Sachs Variable Insurance Trust
GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, NEW YORK, NEW YORK 10005

Semiannual Report
June 30, 2002

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Growth and Income Fund for the six-month period that ended June 30, 2002.

Market Review

The first half of 2002 was marked by a defensive mood, as the markets absorbed the shock of escalating violence in the Middle East and its impact on oil prices. Furthermore, the market was characterized by investor skepticism brought on by corporate earnings disappointments, apprehension of further disturbing accounting news, and fear of additional terrorist attacks. Companies with challenging cash flow outlooks suffered severely, as investors showed an unwillingness to stand by those businesses that overbuilt capacity in recent years and now face extreme competitive pricing issues.

In market declines such as the one we have recently seen, investors often sell for emotional reasons, which usually results in valuations decreasing within industries as investors engage in the market equivalent of “throwing out the baby with the bath water.” As prepared investors, it is during these times that we seek to upgrade our portfolios, as higher quality companies become available to us at very attractive prices. The Value team avoided some of the market’s major “torpedoes,” which we attribute to our strong research governance. We adhere to a principle of not compromising on our fundamental research process, which can help us in our attempt to put only quality names into our portfolios. In summary, we will continue to emphasize balance sheet quality, cash flow stability, and companies with superior management teams.

Performance Review

Over the six-month period that ended June 30, 2002, the Fund generated a -4.18% cumulative total return. Over the same time period the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested) generated a -13.16% cumulative total return.

Strong stock selection was the main driver of the Fund’s outperformance versus the benchmark during the reporting period. The Fund’s quality bias and emphasis on price and prospects, not merely price, has been well founded during the challenging investing environment in 2002.

The Fund’s holdings in the Industrials and Consumer Staples sectors were particularly strong, with General Dynamics Corp. and ConAgra Foods, Inc. leading the way in their respective areas. General Dynamics has continued to make strategic acquisitions that have helped it to become more of a dominant market player, and the rise in military spending has benefited its industry. ConAgra’s profits increased during its fiscal fourth quarter on improved sales and earnings growth. Bank of America, the Fund’s second largest holding, also enhanced results. Through its banking subsidiaries and various non-banking entities the company provides a diversified range of banking and non-banking financial services and products. Bank of America has been experiencing earnings per share growth and continues to find ways to help expand its asset base and strengthen relationships with current customers.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Shareholder Letter (continued)

Citigroup, Inc. was a negative contributor to performance, due in part to investors concern over its amount of bad debt exposure, particularly in regards to WorldCom. We see the current problems as short term and continue to hold Citigroup due to the strength of its diverse business mix across products lines and international markets.

A new position added to the portfolio was Ocean Energy, Inc. We believe the company is a successful energy producer with strong future growth potential. Ocean Energy is in the unique position of owning its resources, and has the ability to significantly increase its excess reserves, attributes that are hard for other producers to duplicate. We also believe that the management team is disciplined in its capital allocation decisions and is committed to reducing capital expenditures relative to its cash flow.

Investment Objective

The Fund seeks long-term growth of capital and growth of income through a diversified portfolio of equity securities.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2002*

		% of Total
Company	Business	Net Assets

Exxon Mobil Corp.	Energy Resources	4.4%
Bank of America Corp.	Banks	3.5
ConAgra Foods, Inc.	Food & Beverage	3.2
Citigroup, Inc.	Banks	3.1
Kimberly-Clark Corp.	Home Products	2.4
Merck & Co., Inc.	Drugs	2.4
H.J. Heinz Co.	Food & Beverage	2.4
General Dynamics Corp.	Defense/Aerospace	2.3
Philip Morris Companies, Inc.	Tobacco	2.3
U.S. Bancorp	Banks	2.3

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

We expect continued market volatility as we move into the second half of the year, fueled by concerns over earnings, further accounting issues, and fear of terrorism. We believe the best way to navigate through an uncertain market is through good fundamental research — you must know what you own. In-depth financial analysis and understanding the numbers is absolutely essential in this environment, and we believe we’re particularly well suited to identify these opportunities. Our team is structured around “centers of excellence,” whereby each team member has industry/sector specific responsibility. Not only does this provide more in extensive industry expertise, but also allows each member to be more focused in our search for undervalued situations.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs Value Portfolio Management Team

July 8, 2002

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value as of June 30, 2002, of a $10,000 investment made on January 12, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark (the Standard and Poor’s 500 Index (“S&P 500 Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth and Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested from January 12, 1998 to June 30, 2002.

	Since Inception	One Year	Six Months(a)

Average Annual Total Return through June 30, 2002

Growth and Income Fund (commenced January 12, 1998)	-1.83%	-7.68%	-4.18%

(a)	Not annualized

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – 100.4%

Airlines – 0.8%
19,736	Southwest Airlines Co.	$318,934

Alcohol – 1.6%
12,596	Anheuser-Busch Companies, Inc.	629,800

Apartments – 1.9%
10,375	Archstone-Smith Trust	277,013
16,175	Equity Residential Properties Trust	465,031

		742,044

Banks – 19.0%
19,075	Bank of America Corp.	1,342,117
6,175	Charter One Financial, Inc.	212,296
31,159	Citigroup, Inc.	1,207,411
5,600	FleetBoston Financial Corp.	181,160
20,079	J.P. Morgan Chase & Co.	681,080
27,450	KeyCorp	749,385
2,999	M&T Bank Corp.	257,194
3,727	Mellon Financial Corp.	117,140
9,781	PNC Financial Services Group	511,351
37,304	U.S. Bancorp	871,048
13,400	Wachovia Corp.	511,612
13,744	Wells Fargo & Co.	688,025

		7,329,819

Brokers – 0.5%
5,025	Merrill Lynch & Co., Inc.	203,513

Chemicals – 0.8%
7,284	E.I. du Pont de Nemours & Co.	323,410

Computer Hardware – 0.8%
12,356	Dell Computer Corp.*	322,986

Computer Software – 0.4%
8,075	VERITAS Software Corp.*	159,804

Defense/Aerospace – 2.3%
8,475	General Dynamics Corp.	901,316

Department Stores – 1.3%
14,704	The May Department Stores Co.	484,203

Drugs – 4.7%
5,418	Johnson & Johnson	283,145
18,258	Merck & Co., Inc.	924,585
5,456	Pharmacia Corp.	204,327
16,022	Schering-Plough Corp.	394,141

		1,806,198

Electrical Utilities – 5.8%
30,058	Energy East Corp.	679,311
5,357	Entergy Corp.	227,351
5,799	Exelon Corp.	303,288
12,960	FirstEnergy Corp.	432,605
5,175	FPL Group, Inc.	310,448
8,821	PPL Corp.	291,798

		2,244,801

Energy Resources – 8.8%
41,431	Exxon Mobil Corp.	1,695,357
27,850	Ocean Energy, Inc.	603,509
4,100	Phillips Petroleum Co.	240,767
14,179	Pioneer Natural Resources Co.*	369,363
8,996	Royal Dutch Petroleum Co. ADR	497,209

		3,406,205

Environmental Services – 0.7%
11,073	Waste Management, Inc.	288,452

Financial Services – 4.4%
8,521	Countrywide Credit Industries, Inc.	411,138
14,182	Federal Home Loan Mortgage Corp.	867,939
1,743	Federal National Mortgage Association	128,546
2,871	SLM Corp.	278,200

		1,685,823

Food & Beverage – 6.4%
44,150	ConAgra Foods, Inc.	1,220,747
22,327	H.J. Heinz Co.	917,640
5,090	Hershey Foods Corp.	318,125

		2,456,512

Forest – 2.7%
9,586	Bowater, Inc.	521,191
12,056	International Paper Co.	525,400

		1,046,591

Gas Utilities – 1.6%
16,952	KeySpan Corp.	638,243

Heavy Electrical – 0.7%
2,154	3M Co.	264,942

Heavy Machinery – 0.9%
7,348	Deere & Co.	351,969

Home Products – 3.8%
15,140	Kimberly-Clark Corp.	938,680
5,766	The Procter & Gamble Co.	514,904

		1,453,584

Industrial Parts – 2.9%
5,425	American Standard Companies, Inc.*	407,418
2,500	Illinois Tool Works, Inc.	170,750
8,079	United Technologies Corp.	548,564

		1,126,732

Information Services – 1.4%
27,525	Accenture Ltd.*	522,975

Life Insurance – 2.0%
5,501	John Hancock Financial Services, Inc.	193,635
18,550	The Principal Financial Group, Inc.*	575,050

		768,685

Media – 1.7%
7,450	Cox Communications, Inc.*	205,248
20,779	Fox Entertainment Group, Inc.*	451,943

		657,191

Mining – 0.7%
7,885	Alcoa, Inc.	261,388

The accompanying notes are an integral part of these financial statements.       5

 GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND

Statement of Investments (continued)
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Office Industrial – 1.8%
15,075	Equity Office Properties Trust	$453,757
6,564	Liberty Property Trust	229,740

		683,497

Oil Services – 1.5%
7,998	Baker Hughes, Inc.	266,253
4,300	Nabors Industries Ltd.*	151,790
4,100	Weatherford International Ltd.*	177,120

		595,163

Other REIT – 0.7%
7,125	Boston Properties, Inc.	284,644

Property Insurance – 6.3%
16,249	Aon Corp.	479,020
12,125	PartnerRe Ltd.	593,519
13,842	RenaissanceRe Holdings Ltd.	506,617
10,268	XL Capital Ltd.	869,700

		2,448,856

Publishing – 1.5%
7,740	Dow Jones & Co., Inc.	375,003
2,675	Gannett Co., Inc.	203,032

		578,035

Railroads – 0.9%
6,613	Canadian National Railway Co.	342,553

Retail – 1.0%
10,750	Simon Property Group, Inc.	396,030

Security/Asset Management – 1.4%
15,375	Alliance Capital Management Holding L.P.	526,594

Semiconductors – 0.4%
6,900	Texas Instruments, Inc.	163,530

Telecommunications Equipment – 1.4%
37,075	Motorola, Inc.	534,621

Telephone – 1.8%
23,540	AT&T Corp.	251,878
14,202	SBC Communications, Inc.	433,161

		685,039

Tobacco – 2.3%
20,118	Philip Morris Companies, Inc.	878,754

Wireless – 0.8%
54,925	AT&T Wireless Services, Inc.*	321,311

TOTAL COMMON STOCKS
(Cost $38,712,245)		$38,834,747

TOTAL INVESTMENTS
(Cost $38,712,245)		$38,834,747

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

6      The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — CORE U.S. Equity Fund for the six-month period that ended June 30, 2002.

Market Review

For the six-month period ended June 30, 2002, the S&P 500 Index returned -13.16%. The index posted negative performance in 9 out of 13 sectors, with Telecommunications (-35.76%) posting the largest absolute negative returns. The heavily weighted Technology sector contributed (weight times performance) most negatively to benchmark performance. Among the positive performers, Basic Materials posted the best absolute returns.

Performance Review

Over the six-month period that ended June 30, 2002, the Fund generated a -14.17% cumulative total return, underperforming that of its benchmark, the Standard & Poor’s 500 Index (with dividends reinvested).

Among our CORE themes, Momentum and Profitability were the biggest positive contributors. Valuation also contributed positively. Fundamental Research slightly enhanced excess returns, while Earnings Quality was essentially flat. Stock selection was negative overall, most notably in the Telecommunications sector. Even so, positive stock selection in 6 of the 13 sectors, especially in Technology, offset some of the losses.

Investment Objective and Strategies

The Fund seeks long-term growth of capital and dividend income through a broadly diversified portfolio of large-cap and blue chip equity securities representing all major sectors of the U.S. economy.

The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.’s Global Investment Research Department and consensus opinions with quantitative analysis generated by the Asset Management Division’s proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyzes the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. While maintaining a profile close to that of the benchmark, those stocks ranked highly by both the quantitative model and the Goldman Sachs Global Investment Research Department are selected to have overweight positions in the portfolio.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Shareholder Letter (continued)

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2002*

		% of Total
Company	Business	Net Assets

Wal-Mart Stores, Inc.	Department Stores	3.8%
General Electric Co.	Financial Services	3.6
Citigroup, Inc.	Banks	3.1
Microsoft Corp.	Computer Software	2.9
Exxon Mobil Corp.	Energy Resources	2.8
Royal Dutch Petroleum Co.	Energy Resources	2.4
Bank of America Corp.	Banks	2.2
The Procter & Gamble Co.	Home Products	2.0
Merck & Co., Inc.	Drugs	1.8
Viacom, Inc. Class B	Entertainment	1.8

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer names favored by fundamental research analysts and companies that have sustainable earnings and strong profit margins. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

July 8, 2002

CORE is a service mark of Goldman, Sachs & Co.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value as of June 30, 2002, of a $10,000 investment made on February 13, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark (the Standard and Poor’s 500 Index (“S&P 500 Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CORE U.S. Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested from February 13, 1998 to June 30, 2002.

	Since Inception	One Year	Six Months(a)

Average Annual Total Return through June 30, 2002

CORE U.S. Equity Fund (commenced February 13, 1998)	-0.59%	-19.45%	-14.17%

(a)	Not annualized

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Investments
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%

Airlines – 0.1%
11,000	AMR Corp.*	$185,460

Apparel – 0.5%
14,900	Sara Lee Corp.	307,536
25,000	The TJX Companies, Inc.	490,250

		797,786

Banks – 10.0%
11,000	Associated Banc-Corp.	414,810
49,131	Bank of America Corp.	3,456,857
124,166	Citigroup, Inc.	4,811,432
2,100	Comerica, Inc.	128,940
23,050	Fifth Third Bancorp	1,536,283
4,700	J.P. Morgan Chase & Co.	159,424
2,500	M&T Bank Corp.	214,400
5,200	Marshall & Ilsley Corp.	160,836
6,900	SouthTrust Corp.	180,228
27,900	SunTrust Banks, Inc.	1,889,388
6,700	U.S. Bancorp	156,445
8,400	Union Planters Corp.	271,908
37,300	Wachovia Corp.	1,424,114
6,600	Wells Fargo & Co.	330,396
6,200	Zions Bancorp	323,020

		15,458,481

Biotechnology – 2.9%
54,000	Amgen, Inc.*	2,261,520
35,800	Genentech, Inc.*	1,199,300
37,300	Immunex Corp.*	833,282
9,500	SICOR, Inc.*	176,130

		4,470,232

Brokers – 0.4%
10,800	The Bear Stearns Companies, Inc.	660,960

Chemicals – 0.3%
6,000	Ashland, Inc.	243,000
13,100	The Goodyear Tire & Rubber Co.	245,101

		488,101

Computer Hardware – 4.6%
128,500	Cisco Systems, Inc.*	1,792,575
105,700	Dell Computer Corp.*	2,762,998
14,411	Hewlett-Packard Co.	220,200
67,900	Ingram Micro, Inc.*	933,625
7,600	Storage Technology Corp.*	121,372
36,000	Tech Data Corp.*	1,362,600

		7,193,370

Computer Software – 5.1%
36,800	International Business Machines Corp.	2,649,600
83,000	Microsoft Corp.*	4,491,960
3,900	NCR Corp.*	134,940
18,000	Network Associates, Inc.*	346,860
7,800	Symantec Corp.*	256,230

		7,879,590

Defense/Aerospace – 1.7%
14,700	General Dynamics Corp.	1,563,345
5,400	ITT Industries, Inc.	381,240
7,700	Lockheed Martin Corp.	535,150
1,600	Northrop Grumman Corp.	200,000

		2,679,735

Department Stores – 4.4%
9,400	Dillard’s, Inc.	247,126
5,200	Federated Department Stores, Inc.*	206,440
15,000	J. C. Penney Co., Inc.	330,300
2,800	Sears, Roebuck & Co.	152,040
106,000	Wal-Mart Stores, Inc.	5,831,060

		6,766,966

Drugs – 9.3%
56,500	Abbott Laboratories	2,127,225
11,200	AmerisourceBergen Corp.	851,200
33,600	Cardinal Health, Inc.	2,063,376
7,500	Eli Lilly & Co.	423,000
48,200	Johnson & Johnson	2,518,932
45,900	McKesson Corp.	1,500,930
56,000	Merck & Co., Inc.	2,835,840
60,450	Pfizer, Inc.	2,115,750

		14,436,253

Electrical Equipment – 0.6%
28,600	Agilent Technologies, Inc.*	676,390
5,700	Jabil Circuit, Inc.*	120,327
22,600	Solectron Corp.*	138,990

		935,707

Electrical Utilities – 1.9%
22,100	American Electric Power Co., Inc.	884,442
6,700	Constellation Energy Group, Inc.	196,578
3,800	Duke Energy Corp.	118,180
11,100	Dynegy, Inc.	79,920
13,000	Edison International*	221,000
33,400	Entergy Corp.	1,417,496

		2,917,616

Energy Resources – 6.0%
9,900	Anadarko Petroleum Corp.	488,070
10,100	Conoco, Inc.	280,780
107,212	Exxon Mobil Corp.	4,387,115
3,900	Occidental Petroleum Corp.	116,961
6,800	Phillips Petroleum Co.	400,384
66,700	Royal Dutch Petroleum Co. ADR	3,686,509

		9,359,819

Entertainment – 1.8%
63,473	Viacom, Inc. Class B*	2,816,297

Environmental Services – 0.4%
25,300	Waste Management, Inc.	659,065

10     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Financial Services – 4.5%
3,700	Countrywide Credit Industries, Inc.	$178,525
9,200	Dun & Bradstreet Corp.*	304,060
2,600	Federal Home Loan Mortgage Corp.	159,120
190,200	General Electric Co.	5,525,310
3,200	MBNA Corp.	105,824
7,900	SLM Corp.	765,510

		7,038,349

Food & Beverage – 5.0%
22,100	Archer-Daniels-Midland Co.	282,659
39,400	Kraft Foods, Inc.	1,613,430
41,300	PepsiCo, Inc.	1,990,660
11,500	Smithfield Foods, Inc.*	213,325
37,300	SUPERVALU, INC.	914,969
50,300	SYSCO Corp.	1,369,166
12,800	The Coca-Cola Co.	716,800
9,500	Unilever NV	615,600

		7,716,609

Forest – 0.6%
6,100	Georgia-Pacific Corp.	149,938
11,400	Weyerhaeuser Co.	727,890

		877,828

Gas Utilities – 0.3%
27,700	Aquila, Inc.	221,600
11,400	ONEOK, Inc.	250,230

		471,830

Gold – 0.2%
11,000	Newmont Mining Corp., Holding Co.	289,630

Grocery – 0.1%
6,500	Albertson’s, Inc.	197,990

Heavy Electrical – 1.3%
9,500	3M Co.	1,168,500
7,600	Cummins, Inc.	251,560
10,700	Emerson Electric Co.	572,557

		1,992,617

Heavy Machinery – 0.6%
12,800	Caterpillar, Inc.	626,560
4,500	Deere & Co.	215,550

		842,110

Home Products – 3.2%
6,400	Avon Products, Inc.	334,336
17,400	The Clorox Co.	719,490
25,100	The Gillette Co.	850,137
34,800	The Procter & Gamble Co.	3,107,640

		5,011,603

Hotel – 0.1%
11,400	Cendant Corp.*	181,032

Industrial Parts – 0.2%
4,600	Genuine Parts Co.	160,402
4,200	Pentair, Inc.	201,936

		362,338

Information Services – 1.7%
21,100	Computer Sciences Corp.*	1,008,580
29,400	Electronic Data Systems Corp.	1,092,210
8,000	First Data Corp.	297,600
9,300	SunGard Data Systems, Inc.*	246,264

		2,644,654

Leisure – 0.3%
8,000	Harley-Davidson, Inc.	410,160

Life Insurance – 3.5%
21,300	Aetna, Inc.	1,021,761
9,200	John Hancock Financial Services, Inc.	323,840
60,600	MetLife, Inc.	1,745,280
19,300	Nationwide Financial Services, Inc.	762,350
46,200	Prudential Financial, Inc.*	1,541,232

		5,394,463

Media – 2.9%
159,450	AOL Time Warner, Inc.*	2,345,510
41,600	Clear Channel Communications, Inc.*	1,332,032
31,300	Comcast Corp.*	746,192
5,000	Fox Entertainment Group, Inc.*	108,750

		4,532,484

Medical Products – 0.6%
20,600	Baxter International, Inc.	915,670

Medical Providers – 0.8%
14,100	UnitedHealth Group, Inc.	1,290,855

Mining – 1.3%
31,500	Alcan, Inc.	1,181,880
14,100	Ball Corp.	584,868
12,600	Massey Energy Co.	160,020

		1,926,768

Motor Vehicle – 3.0%
54,800	AutoNation, Inc.*	794,600
37,300	General Motors Corp.	1,993,685
20,000	Johnson Controls, Inc.	1,632,200
15,200	Visteon Corp.	215,840

		4,636,325

Office Industrial – 0.2%
9,900	Equity Office Properties Trust	297,990

Oil Refining – 1.0%
13,500	ChevronTexaco Corp.	1,194,750
12,000	Marathon Oil Corp.	325,440

		1,520,190

The accompanying notes are an integral part of these financial statements.      11

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM U.S. EQUITY FUND

Statement of Investments (continued)
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Oil Services – 0.6%
7,200	Baker Hughes, Inc.	$239,688
6,900	Schlumberger Ltd.	320,850
12,300	Transocean, Inc.	383,145

		943,683

Property Insurance – 2.5%
8,300	American Financial Group, Inc.	198,370
23,306	American International Group, Inc.	1,590,168
7,700	CNA Financial Corp.*	204,050
31,300	Loews Corp.	1,658,587
4,500	The Hartford Financial Services Group, Inc.	267,615

		3,918,790

Publishing – 0.8%
6,800	Banta Corp.	244,120
25,600	Deluxe Corp.	995,584

		1,239,704

Railroads – 0.6%
27,400	CSX Corp.	960,370

Securities/Asset Management – 1.0%
11,200	Franklin Resources, Inc.	477,568
7,900	Morgan Stanley	340,332
5,100	SEI Investments Co.	143,667
34,600	The Charles Schwab Corp.	387,520
5,800	The John Nuveen Co.	149,060

		1,498,147

Semiconductors – 2.8%
34,000	Arrow Electronics, Inc.*	705,500
35,100	Avnet, Inc.*	771,849
79,500	Intel Corp.	1,452,465
24,700	Teradyne, Inc.*	580,450
8,400	Texas Instruments, Inc.	199,080
10,400	Vishay Intertechnology, Inc.*	228,800
15,600	Xilinx, Inc.*	349,908

		4,288,052

Specialty Retail – 2.9%
16,600	Best Buy Co., Inc.*	602,580
47,900	Office Depot, Inc.*	804,720
27,100	Staples, Inc.*	533,870
69,000	The Home Depot, Inc.	2,534,370

		4,475,540

Telecommunications Equipment – 1.3%
140,100	Motorola, Inc.	2,020,242

Telephone – 2.5%
61,865	AT&T Corp.	661,956
10,722	SBC Communications, Inc.	327,021
83,600	Sprint Corp.	886,996
49,194	Verizon Communications, Inc.	1,975,139

		3,851,112

Thrifts – 0.1%
6,300	Washington Federal, Inc.	159,138

Tobacco – 0.6%
8,300	Philip Morris Companies, Inc.	362,544
11,500	R.J. Reynolds Tobacco Holdings, Inc.	618,125

		980,669

Truck Freight – 0.7%
17,800	United Parcel Service, Inc.	1,099,150

Wireless – 0.9%
8,300	ALLTEL Corp.	390,100
47,924	AT&T Wireless Services, Inc.*	280,355
49,200	Sprint Corp. (PCS Group)*	219,924
7,600	Telephone & Data Systems, Inc.	460,180
500	United States Cellular Corp.*	12,725

		1,363,284

TOTAL COMMON STOCKS
(Cost $171,362,827)		$153,054,814

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.5%

Joint Repurchase Agreement Account^
$700,000	1.96%	07/01/2002	$700,000

TOTAL REPURCHASE AGREEMENT
(Cost $700,000)			$700,000

TOTAL INVESTMENTS
(Cost $172,062,827)			$153,754,814

*	Non-income producing security.

^	Joint repurchase agreement was entered into on June 28, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
ADR	—	American Depositary Receipt

12     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — CORESM Small Cap Equity Fund for the six-month period that ended June 30, 2002.

Market Review

The Russell 2000 Index fell 4.70% in the six-month period ending June 30, 2002. Within the Index, the Technology and Health Care sectors were the biggest contributors (weight times performance) to the decline, while strong returns in Financials curbed some of the losses.

Performance Review

Over the six-month period that ended June 30, 2002, the Fund generated a 1.20% cumulative total return. Over the same time period the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested) generated a -4.70% cumulative total return.

Of the CORE themes, Profitability, which favors companies with sound fundamentals, such as high profit margins and good operating efficiency, was the biggest positive contributor to excess returns relative to the benchmark. Momentum also performed well for the six-month period, after struggling in the fourth quarter 2001. Valuation continued its positive streak, contributing significantly to positive excess returns. Fundamental Research and Earnings Quality were up only slightly for the period.

Stock selection was a positive contributor in 8 of the 13 sectors that make up the Index. The best relative returns were generated in the Technology and Health Care sectors, while it lagged the benchmark most notably in Consumer Noncyclicals.

Investment Objective

The Fund seeks long-term growth of capital, primarily through a broadly diversified portfolio of equity securities of U.S. issuers with risk characteristics similar to those of the Russell 2000 Index.

The portfolio employs a disciplined approach that combines fundamental investment research provided by Goldman, Sachs & Co.’s Global Investment Research Department and consensus opinions with quantitative analysis generated by the Asset Management Division’s proprietary model. This quantitative system evaluates each stock using many different criteria, including valuation measures, growth expectations, earnings momentum and risk profile. It also objectively analyzes the impact of current economic conditions on different types of stocks to determine where the emphasis should be placed. The portfolio construction process evaluates stocks based on their overall expected return and their contribution to portfolio risk. The final portfolio is the one that has the highest potential return for the targeted amount of risk.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shareholder Letter continued

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2002*

		% of Total
Company	Business	Net Assets

Hughes Supply, Inc.	Industrial Parts	1.2%
The Great Atlantic & Pacific Tea Co., Inc.	Grocery	0.8
ONEOK, Inc.	Gas Utilities	0.8
Anixter International, Inc.	Electrical Equipment	0.8
Airborne, Inc.	Truck Freight	0.7
Perrigo Co.	Drugs	0.7
Commercial Federal Corp.	Banks	0.6
The John Nuveen Co.	Securities/Asset Management	0.6
Amli Residential Properties Trust	Retail	0.6
Quanex Corp.	Mining	0.6

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer names favored by fundamental research analysts and companies that have sustainable earnings and strong profit margins. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Equity Management Team

July 8, 2002

CORE is a service mark of Goldman, Sachs & Co.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value as of June 30, 2002, of a $10,000 investment made February 13, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark (Russell 2000 Index) is shown. All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CORE Small Cap Equity Fund’s Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from February 13, 1998 to June 30, 2002.

	Since Inception	One Year	Six Months(a)

Average Annual Total Return through June 30, 2002

CORE Small Cap Equity Fund (commenced February 13, 1998)	3.19%	0.65%	1.20%

(a)	Not annualized

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – 100.1%

Airlines – 0.6%
6,600	Alaska Air Group, Inc.*	$172,260
1,300	Atlantic Coast Airlines Holdings, Inc.*	28,210
3,300	ExpressJet Holdings, Inc.*	43,065
5,900	Mesa Air Group, Inc.*	54,280
3,300	Midwest Express Holdings, Inc.*	43,236

		341,051

Alcohol – 0.2%
2,800	The Robert Mondavi Corp.*	95,844

Apartment – 0.3%
6,300	Mid-America Apartment Communities, Inc.	168,525

Apparel – 0.6%
700	Coach, Inc.*	38,430
3,400	Kellwood Co.	110,500
3,800	Quaker Fabric Corp.*	58,838
2,200	Quiksilver, Inc.*	54,560
3,600	Skechers U.S.A., Inc.*	77,796

		340,124

Banks – 7.1%
6,300	Bank of Hawaii Corp.	176,400
2,000	Berkshire Hills Bancorp, Inc.	52,400
2,200	Capital City Bank Group, Inc.	75,966
1,500	Commerce Bancorp, Inc.	66,300
12,700	Commercial Federal Corp.	368,300
600	Compass Bancshares, Inc.	20,160
5,100	Corus Bankshares, Inc.	234,187
400	Cullen/Frost Bankers, Inc.	14,380
7,200	East West Bancorp, Inc.	248,544
6,300	Euronet Worldwide, Inc.*	100,737
2,600	First Citizens BancShares, Inc.	287,534
2,500	Flushing Financial Corp.	51,225
5,037	Fulton Financial Corp.	95,350
2,300	GBC Bancorp	66,585
2,400	Hancock Holding Co.	161,712
3,000	Independence Community Bank Corp.	87,810
5,000	Investors Financial Services Corp.	167,700
1,200	Medford Bancorp, Inc.	41,796
14,400	NetBank, Inc.*	172,512
6,900	OceanFirst Financial Corp.	166,566
5,066	Pacific Capital Bancorp	120,976
1,100	Port Financial Corp.	44,099
4,400	Prosperity Bancshares, Inc.	81,400
2,900	Provident Financial Group, Inc.	84,129
1,700	Santander BanCorp	28,985
7,300	Silicon Valley Bancshares*	192,428
2,400	Sterling Bancorp	85,680
6,600	Sterling Bancshares, Inc.	97,482
2,800	Susquehanna Bancshares, Inc.	63,588
7,700	Trustmark Corp.	196,735
3,570	UMB Financial Corp.	167,326
2,000	Unizan Financial Corp.	42,820
1,400	Westamerica Bancorp	55,384
5,850	Wintrust Financial Corp.	202,235

		4,119,431

Biotechnology – 3.0%
1,200	3 Dimensional Pharmaceutical, Inc.*	5,340
2,600	Albany Molecular Research, Inc.*	54,964
2,200	Alexion Pharmaceuticals, Inc.*	33,330
8,100	Applera Corp. - Celera Genomics Group*	96,852
3,300	Bio-Rad Laboratories, Inc.*	150,183
1,000	Cell Genesys, Inc.*	13,760
1,600	Charles River Laboratories International, Inc.*	56,080
3,500	Diversa Corp.*	34,825
2,900	Enzo Biochem, Inc.*	41,557
3,300	Gene Logic, Inc.*	46,200
2,000	Genome Therapeutics Corp.*	4,620
15,400	Immunomedics, Inc.*	80,234
1,900	Invitrogen Corp.*	60,819
8,500	Kos Pharmaceuticals, Inc.*	172,975
4,700	Lexicon Genetics, Inc.*	19,364
10,900	Ligand Pharmaceuticals, Inc. Class B*	158,050
3,300	Maxygen, Inc.*	40,425
800	MGI Pharma, Inc.*	5,648
5,300	Noven Pharmaceuticals, Inc.*	135,150
4,400	Protein Design Labs, Inc.*	47,784
6,600	SICOR, Inc.*	122,364
11,100	Techne Corp.*	313,242
3,500	Vical, Inc.*	18,480

		1,712,246

Chemicals – 2.4%
14,800	A. Schulman, Inc.	317,445
5,100	Airgas, Inc.*	88,230
11,100	Arch Chemicals, Inc.	274,170
800	Ashland, Inc.	32,400
4,900	Brady Corp.	171,500
1,500	Carlisle Companies, Inc.	67,470
2,800	Cytec Industries, Inc.*	88,032
1,800	H.B. Fuller Co.	52,722
3,900	IMC Global, Inc.	48,750
4,900	Millennium Chemicals, Inc.	68,845
8,100	PolyOne Corp.	91,125
1,800	Rogers Corp.*	49,158
1,200	The Lubrizol Corp.	40,200
700	The Sherwin-Williams Co.	20,951

		1,410,998

Clothing – 1.0%
8,400	Charming Shoppes, Inc.*	72,576
1,700	Christopher & Banks Corp.*	71,910
200	Payless ShoeSource, Inc.*	11,530

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Clothing – (continued)
8,000	Stein Mart, Inc.*	$94,960
13,200	The Finish Line, Inc.*	236,544
3,900	The Wet Seal, Inc.*	94,770

		582,290

Computer Hardware – 3.7%
18,600	3Com Corp.*	81,840
6,700	Avocent Corp.*	104,635
7,900	Checkpoint Systems, Inc.*	92,430
6,400	Coinstar, Inc.*	156,480
10,200	Computer Network Technology Corp.*	62,526
9,700	Daisytek International Corp.*	164,512
2,900	Global Imaging Systems, Inc.*	55,071
21,300	IKON Office Solutions, Inc.	200,220
6,000	Imation Corp.*	178,560
6,100	InFocus Corp.*	71,858
5,000	Ingram Micro, Inc.*	68,535
4,800	Iomega Corp.*	61,680
4,100	Kronos, Inc.*	130,541
13,200	Maxtor Corp.*	59,664
3,200	PC Connection, Inc.*	13,120
2,600	RadiSys Corp.*	30,238
3,600	SBS Technologies, Inc.*	44,096
900	ScanSource, Inc.*	55,269
6,700	Storage Technology Corp.*	106,999
3,600	Take-Two Interactive Software, Inc.*	74,124
4,500	Tech Data Corp.*	170,325
51,800	Western Digital Corp.*	168,350

		2,151,073

Computer Software – 3.9%
22,200	Acclaim Entertainment, Inc.*	78,366
3,750	Activision, Inc.*	108,975
8,000	Aspen Technology, Inc.*	66,376
4,300	Avid Technology, Inc.*	39,818
3,700	Borland Software Corp.*	38,110
2,300	Documentum, Inc.*	27,600
4,150	EPIQ Systems, Inc.*	70,633
9,900	FileNET Corp.*	143,550
3,200	HNC Software, Inc.*	53,302
7,500	Hyperion Solutions Corp.*	136,780
9,800	Intergraph Corp.*	170,914
8,600	J.D. Edwards & Co.*	104,490
4,200	JDA Software Group, Inc.*	118,692
800	Midway Games, Inc.*	6,800
2,600	MRO Software, Inc.*	29,588
5,600	MSC.Software Corp.*	50,120
3,700	NetIQ Corp.*	83,572
55,300	Novell, Inc.*	177,513
5,900	Pharmacopeia, Inc.*	50,262
4,800	Phoenix Technologies Ltd.*	48,000
4,100	Radiant Systems, Inc.*	53,423
1,700	Renaissance Learning, Inc.*	34,374
8,300	ScanSoft, Inc.*	62,997
3,700	Secure Computing Corp.*	27,935
2,400	SERENA Software, Inc.*	32,874
2,200	SRA International, Inc.*	59,261
7,000	Sybase, Inc.*	73,850
300	Synopsys, Inc.*	16,443
900	The Titan Corp.*	16,461
2,600	THQ, Inc.*	77,420
8,700	VitalWorks, Inc.*	71,340
6,100	Websense, Inc.*	155,977

		2,285,816

Construction – 0.9%
800	American Woodmark Corp.	44,904
1,200	Beazer Homes USA, Inc.*	96,000
13,450	Griffon Corp.*	243,445
800	Lafarge North America, Inc.	28,120
2,600	M/I Schottenstein Homes, Inc.	97,968

		510,437

Consumer Durables – 0.7%
4,900	Interface, Inc.	39,396
6,500	Kimball International, Inc. Class B	106,535
300	Mohawk Industries, Inc.*	18,459
5,600	Steelcase, Inc.	74,928
1,600	The Toro Co.	90,944
3,000	Universal Electronics, Inc.*	44,880
7,683	Vialta, Inc.*	6,531

		381,673

Defense/Aerospace – 1.3%
2,200	Cubic Corp.	52,140
2,900	Curtiss-Wright Corp.	232,000
4,300	GenCorp, Inc.	61,490
5,100	Moog, Inc.*	218,688
4,200	Stewart & Stevenson Services, Inc.	74,508
5,100	Teledyne Technologies, Inc.*	105,825

		744,651

Department Stores – 0.8%
8,700	Dillard’s, Inc.	228,723
12,400	Shopko Stores, Inc.*	250,480

		479,203

Drugs – 3.8%
5,900	Alpharma, Inc.	100,182
400	AmerisourceBergen Corp.	30,400
500	Barr Laboratories, Inc.*	31,765
2,000	Biosite, Inc.*	56,300
2,400	CIMA Labs, Inc.*	57,217
8,400	Diagnostic Products Corp.	310,800
4,800	First Horizon Pharmaceutical Corp.*	99,312
900	Herbalife International, Inc.	17,190
13,000	IDEXX Laboratories, Inc.*	335,270
600	Medicis Pharmaceutical Corp.*	25,656
17,100	NBTY, Inc.*	264,708
29,900	Perrigo Co.*	388,700
6,000	Pharmaceutical Resources, Inc.*	166,680

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Drugs – (continued)
8,072	Priority Healthcare Corp. Class B*	$189,692
4,600	Syncor International Corp.*	144,900

		2,218,772

Electrical Equipment – 5.6%
3,300	3D Systems Corp.*	40,260
7,200	Aeroflex, Inc.*	54,385
16,200	Allen Telecom, Inc.*	69,660
7,500	Anaren Microwave, Inc.*	64,800
6,200	Andrew Corp.*	88,846
19,200	Anixter International, Inc.*	451,200
21,000	Arris Group, Inc.*	92,379
10,400	Artesyn Technologies, Inc.*	67,402
12,700	Audiovox Corp.*	100,965
700	AVX Corp.	11,431
3,100	BEI Technologies, Inc.	35,495
8,100	Benchmark Electronics, Inc.*	234,900
9,000	C-COR.net Corp.*	63,000
900	Celeritek, Inc.*	5,940
4,500	Coherent, Inc.*	133,997
6,300	DMC Stratex Networks, Inc.*	12,663
3,200	DSP Group, Inc.*	62,720
4,000	FEI Co.*	98,040
7,600	Fisher Scientific International, Inc.*	212,800
1,100	FLIR Systems, Inc.*	46,167
4,600	Harmonic, Inc.*	16,831
5,500	Harvard Bioscience, Inc.*	30,745
3,500	II-VI, Inc.*	51,695
1,700	Input/Output, Inc.*	15,300
7,600	Inrange Technologies Corp. Class B*	36,100
8,700	Inter-Tel, Inc.	147,552
2,800	Intermagnetics General Corp.*	56,560
2,800	Itron, Inc.*	73,444
3,400	MKS Instruments, Inc.*	68,238
3,800	MTS Systems Corp.	50,008
20,000	Pioneer-Standard Electronics, Inc.	207,800
3,300	Planar Systems, Inc.*	62,717
3,100	Plexus Corp.*	56,110
15,900	Power-One, Inc.*	97,699
8,200	Powerwave Technologies, Inc.*	74,760
400	Roper Industries, Inc.	14,920
4,200	Spectrian Corp.*	43,554
3,200	Terayon Communication Systems, Inc.*	4,256
5,600	Trimble Navigation Ltd.*	86,800
10,600	Turnstone Systems, Inc.*	39,538
7,800	Vicor Corp.*	54,522
3,500	Zygo Corp.*	28,175

		3,264,374

Electrical Utilities – 1.3%
14,700	Avista Corp.	202,860
600	Conectiv	15,486
2,100	Edison International*	35,700
7,200	Integrated Electrical Services, Inc.*	45,000
3,600	PNM Resources, Inc.	87,120
13,100	Sierra Pacific Resources	102,180
1,700	Westar Energy, Inc.	26,095
6,100	WPS Resources Corp.	249,063

		763,504

Energy Resources – 0.9%
2,200	Chesapeake Energy Corp.*	15,840
2,700	Patina Oil & Gas Corp.	74,061
900	Quicksilver Resources, Inc.*	23,265
400	Spinnaker Exploration Co.*	14,408
2,400	Stone Energy Corp.*	96,497
2,500	The Houston Exploration Co.*	72,500
3,900	Vintage Petroleum, Inc.	46,410
4,400	Western Gas Resources, Inc.	164,560

		507,541

Entertainment – 0.4%
11,400	Handleman Co.*	165,300
900	Six Flags, Inc.*	13,005
4,800	World Wrestling Federation Entertainment, Inc.*	70,080

		248,385

Environmental Services – 0.4%
7,700	Casella Waste Systems, Inc.*	92,477
3,100	Ionics, Inc.*	75,175
2,200	Stericycle, Inc.*	77,902

		245,554

Financial Services – 1.2%
3,800	Actrade Financial Technologies Ltd.*	39,596
2,700	Brown & Brown	85,050
5,000	Clark/Bardes, Inc.*	114,200
3,200	Credit Acceptance Corp.*	40,224
800	Federal Agricultural Mortgage Corp. Class C*	21,360
20,200	Fremont General Corp.	84,436
2,000	FTI Consulting, Inc.*	70,020
13,100	Insignia Financial Group, Inc.*	127,332
6,600	Metris Companies, Inc.	54,846
2,000	National Processing, Inc.*	51,600
600	New Century Financial Corp.	20,982

		709,646

Food & Beverage – 2.4%
7,600	Corn Products International, Inc.	236,512
800	Dole Food Co., Inc.	23,080
4,500	Fleming Companies, Inc.	81,649
2,000	Flowers Foods, Inc.*	51,700
2,000	Green Moutain Coffee, Inc.*	42,420
3,700	International Multifoods Corp.*	96,200
7,400	Interstate Bakeries Corp.	213,712
1,100	J & J Snack Foods Corp.*	49,456
5,400	Performance Food Group Co.*	182,844
9,300	Pilgrim’s Pride Corp.	130,200
2,500	Ralcorp Holdings, Inc.*	78,125

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Food & Beverage – (continued)
2,500	Smithfield Foods, Inc.*	$46,375
2,500	Spartan Stores, Inc.*	7,525
500	SUPERVALU, INC.	12,265
2,700	The J.M. Smucker Co.	92,151
2,600	United Natural Foods, Inc.*	51,220

		1,395,434

Forest – 1.7%
3,100	Chesapeake Corp.	81,623
1,800	Greif Bros. Corp.	60,050
3,800	Ivex Packaging Corp.*	86,526
6,600	Longview Fibre Co.*	62,172
4,600	Louisiana-Pacific Corp.*	48,714
4,000	Pope & Talbot, Inc.	74,920
3,300	Rock-Tenn Co.	60,555
4,200	Schweitzer-Mauduit International, Inc.	103,320
8,500	United Stationers, Inc.*	258,400
5,500	Universal Forest Products, Inc.	128,810

		965,090

Gas Utilities – 1.7%
4,700	Aquila, Inc.	37,600
3,500	Cascade Natural Gas Corp.	73,150
500	Northwest Natural Gas Co.	14,375
7,500	NorthWestern Corp.	127,125
2,200	NUI Corp.	60,500
21,400	ONEOK, Inc.	469,730
4,000	South Jersey Industries, Inc.	135,000
1,800	UGI Corp.	57,492

		974,972

Grocery – 0.9%
2,800	Ruddick Corp.	47,488
25,900	The Great Atlantic & Pacific Tea Co., Inc.*	484,071

		531,559

Heavy Electrical – 1.2%
8,000	Belden, Inc.	166,720
9,300	Cable Design Technologies Corp.*	95,325
800	Cummins Engine Co., Inc.	26,480
2,900	EMCOR Group, Inc.*	170,230
5,400	General Cable Corp.	34,020
3,400	LSI Industries, Inc.	62,458
700	Thomas & Betts Corp.*	13,020
2,600	Woodward Governor Co.	153,712

		721,965

Heavy Machinery – 1.5%
16,700	AGCO Corp.*	325,650
4,800	JLG Industries, Inc.	67,344
2,700	NACCO Industries, Inc.	156,870
6,500	Terex Corp.*	146,185
7,800	Trinity Industries, Inc.	161,616

		857,665

Home Products – 0.7%
2,100	Alberto-Culver Co. Class B	100,380
5,900	Church & Dwight Co., Inc.	184,847
4,600	The Dial Corp.	92,092

		377,319

Hotels – 0.8%
14,200	FelCor Lodging Trust, Inc.	260,570
600	Hospitality Properties Trust	21,900
12,400	MeriStar Hospitality Corp.	189,100

		471,570

Industrial Parts – 4.8%
10,200	A.O. Smith Corp.	318,342
4,300	Applied Films Corp.*	48,461
8,300	Applied Industrial Technologies, Inc.	161,850
2,200	Briggs & Stratton Corp.	84,348
2,500	CoorsTek, Inc.*	77,275
5,700	ESCO Technologies, Inc.*	199,500
15,400	Hughes Supply, Inc.	691,460
5,400	Kaman Corp.	90,504
5,300	Kennametal, Inc.	193,980
16,500	Lennox International, Inc.	296,835
2,400	Lindsay Manufacturing Co.	55,560
3,100	Lufkin Industries, Inc.	89,497
4,900	Milacron, Inc.	49,735
2,000	Nordson Corp.	49,320
1,400	Nortek, Inc.*	63,140
800	Pentair, Inc.	38,464
1,600	SPS Technologies, Inc.*	61,072
2,600	Tecumseh Products Co.	138,008
4,000	The Timken Co.	89,320

		2,796,671

Industrial Services – 2.5%
3,800	Corinthian Colleges, Inc.*	128,782
6,100	Corrections Corp. of America*	105,530
5,400	Dollar Thrifty Automotive Group, Inc.*	139,860
7,200	EGL, Inc.*	122,112
400	Harsco Corp.	15,000
9,700	ITT Educational Services, Inc.*	211,460
10,100	Kforce, Inc.*	60,095
10,200	Labor Ready, Inc.*	59,670
18,000	MPS Group, Inc.*	153,000
2,900	Rent-A-Center, Inc.*	168,229
2,600	Right Management Consultants, Inc.*	68,377
16,900	Spherion Corp.*	201,110
600	United Rentals, Inc.*	13,080

		1,446,305

Information Services – 3.4%
5,600	Allscripts Heathcare Solutions, Inc.*	20,944
4,600	American Management Systems, Inc.*	87,906
5,400	Arbitron, Inc.*	168,480
500	CACI International, Inc.*	19,095

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Information Services – (continued)
1,600	Cognizant Technology Solutions Corp.*	$85,931
2,300	CoStar Group, Inc.*	47,219
3,100	Daktronics, Inc.*	30,504
1,500	FactSet Research Systems, Inc.	44,655
1,700	Fidelity National Information Solutions, Inc.*	40,800
9,080	Global Payments, Inc.	270,130
4,700	Lightbridge, Inc.*	38,587
1,500	MICROS Systems, Inc.*	41,565
5,400	PEC Solutions, Inc.*	129,168
8,250	Pegasus Systems, Inc.*	144,375
3,800	Perot Systems Corp.*	41,382
8,800	Pre-Paid Legal Services, Inc.*	175,120
8,500	PRG-Schultz International, Inc.*	104,635
1,200	SOURCECORP, Inc.*	31,800
3,100	StarTek, Inc.*	82,894
9,100	Stewart Enterprises, Inc.*	57,967
2,100	Symyx Technologies, Inc.*	29,232
4,000	TeleTech Holdings, Inc.*	38,160
1,600	The Advisory Board Co.*	57,984
1,400	The Corporate Executive Board Co.*	47,950
5,000	The TriZetto Group, Inc.*	42,750
3,200	Watson Wyatt & Co. Holdings*	77,504

		1,956,737

Internet – 1.9%
6,500	DoubleClick, Inc.*	48,230
8,600	EarthLink, Inc.*	57,792
2,300	F5 Networks, Inc.*	22,494
7,100	FreeMarkets, Inc.*	100,323
7,800	Inet Technologies, Inc.*	52,650
6,100	Internet Security Systems, Inc.*	79,770
2,900	j2 Global Communications, Inc.*	47,647
8,100	Macromedia, Inc.*	71,847
3,100	NetFlix, Inc.*	43,369
8,800	Overture Services, Inc.*	214,720
18,300	Priceline.com, Inc.*	50,270
10,900	SonicWall, Inc.*	54,718
4,500	United Online, Inc.*	54,090
4,100	Vastera, Inc.*	17,999
5,400	Verity, Inc.*	59,900
22,300	Vitria Technology, Inc.*	21,408
3,500	WebEx Communications, Inc.*	55,650
7,000	webMethods, Inc.*	68,999

		1,121,876

Leisure – 1.3%
3,600	Aztar Corp.*	74,880
1,200	Brunswick Corp.	33,600
400	Churchill Downs, Inc.	16,132
3,400	Concord Camera Corp.*	17,343
5,690	Dover Downs Gaming & Entertainment, Inc.	72,832
3,800	Fossil, Inc.*	78,128
1,200	GTECH Holdings Corp.*	30,648
2,700	JAKKS Pacific, Inc.*	47,817
5,000	Multimedia Games, Inc.*	109,050
1,100	SCP Pool Corp.*	30,536
5,100	The Nautilus Group, Inc.*	156,060
3,200	Ticketmaster Class B*	59,872

		726,898

Life Insurance – 0.5%
700	AmerUs Group Co.	25,970
2,500	Delphi Financial Group, Inc.	106,370
1,300	National Western Life Insurance Co.*	149,435

		281,775

Media – 1.4%
4,200	ADVO, Inc.*	159,894
900	Cumulus Media, Inc.*	12,402
3,400	Hearst-Argyle Television, Inc.*	76,670
2,300	Insight Communications, Inc.*	27,991
2,300	Media General, Inc.	138,000
16,400	Sinclair Broadcast Group, Inc.*	238,784
3,400	The Liberty Corp.	135,490

		789,231

Medical Products – 2.7%
3,300	Arrow International, Inc.	128,865
1,700	Henry Schein, Inc.*	75,650
2,100	INAMED Corp.*	56,847
4,600	Intuitive Surgical, Inc.*	38,962
7,800	Magellan Health Services, Inc.*	7,800
2,200	NDCHealth Corp.	61,380
2,100	Ocular Sciences, Inc.*	55,650
12,700	Owens & Minor, Inc.	250,952
25,200	PSS World Medical, Inc.*	204,120
4,700	Respironics, Inc.*	160,035
2,700	SangStat Medical Corp.*	62,046
7,900	STERIS Corp.*	150,969
6,000	Varian Medical Systems, Inc.*	197,700
2,100	Ventana Medical Systems, Inc.*	46,095
3,600	VISX, Inc.*	39,240

		1,536,311

Medical Providers – 1.3%
12,500	Beverly Enterprises, Inc.*	95,125
5,900	Coventry Health Care, Inc.*	167,678
4,100	Dynacq International, Inc.*	57,769
9,400	Gentiva Health Services, Inc.	84,506
1,500	Kindred Healthcare, Inc.*	66,945
2,100	Mid Atlantic Medical Services, Inc.*	65,835
3,400	PacifiCare Health Systems, Inc.*	92,480
2,000	RehabCare Group, Inc.*	48,060
13,500	Service Corp. International*	65,205

		743,603

Mining – 2.5%
800	Ball Corp.	33,184
2,200	Cleveland-Cliffs, Inc.*	60,720

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Mining – (continued)
11,500	Crown Cork & Seal Co., Inc.*	$78,775
2,900	Maverick Tube Corp.*	43,500
6,300	Owens-Illinois, Inc.*	86,562
7,800	Quanex Corp.	340,860
4,500	Reliance Steel & Aluminum Corp.	137,250
13,000	RTI International Metals, Inc.*	157,950
2,100	Texas Industries, Inc.	66,129
7,500	United States Steel Corp.	149,175
31,000	USEC, Inc.	272,800
2,500	Worthington Industries, Inc.	45,250

		1,472,155

Motor Vehicle – 1.6%
4,000	Circuit City Stores, Inc. - CarMax Group*	86,600
1,000	Cooper Tire & Rubber Co.	20,550
5,804	Dura Automotive Systems, Inc.*	120,433
1,400	Group 1 Automotive, Inc.*	53,410
3,100	Oshkosh Truck Corp.	183,241
900	Thor Industries, Inc.	64,134
10,100	United Auto Group, Inc.*	211,090
11,600	Visteon Corp.	164,720

		904,178

Office Industrial – 2.0%
7,500	Brandywine Realty Trust	194,250
4,700	Corporate Office Properties Trust	68,573
6,700	EastGroup Properties, Inc.	171,520
9,600	Glenborough Realty Trust, Inc.	227,520
4,900	Keystone Property Trust	77,763
4,900	Kilroy Realty Corp.	131,075
7,400	PS Business Parks, Inc.	258,630

		1,129,331

Oil Refining – 0.5%
3,900	Headwaters, Inc.*	61,425
3,300	Plains Resources, Inc.*	88,275
20,900	Tesoro Petroleum Corp.*	161,975

		311,675

Oil Services – 1.9%
1,500	Atwood Oceanics, Inc.*	56,250
2,100	Cal Dive International, Inc.*	46,200
1,400	CARBO Ceramics, Inc.	51,730
7,600	Global Industries Ltd.*	53,124
13,600	Key Energy Services, Inc.*	142,800
6,200	Oceaneering International, Inc.*	167,400
2,900	Offshore Logistics, Inc.*	69,281
17,800	Parker Drilling Co.*	58,206
3,600	TETRA Technologies, Inc.*	95,580
7,800	Universal Compression Holdings, Inc.*	187,122
11,700	Veritas DGC, Inc.*	147,420

		1,075,113

Other REIT – 2.5%
9,600	Anthracite Capital, Inc.	127,200
400	Apartment Investment & Management Co.	19,680
1,000	AvalonBay Communities, Inc.	46,700
300	Camden Property Trust	11,109
2,500	Capital Automotive REIT	59,650
7,200	Capstead Mortgage Corp.	162,000
2,300	Correctional Properties Trust	50,600
2,100	FBR Asset Investment Corp.	70,035
1,600	First Industrial Realty Trust, Inc.	52,560
1,000	General Growth Properties, Inc.	51,000
8,100	Healthcare Realty Trust, Inc.	259,200
2,400	Highwoods Properties, Inc.	62,400
9,000	HRPT Properties Trust	79,650
2,900	iStar Financial, Inc.	82,650
600	Kimco Realty Corp.	20,094
5,100	National Health Investors, Inc.	81,600
2,100	Prime Group Realty Trust*	13,671
900	Public Storage, Inc.	33,390
4,200	Redwood Trust, Inc.	132,300
800	Regency Centers Corp.	23,720

		1,439,209

Property Insurance – 1.9%
400	Allmerica Financial Corp.	18,480
13,800	First American Corp.	317,400
4,600	Harleysville Group, Inc.	127,512
7,100	LandAmerica Financial Group, Inc.	223,650
2,700	PMA Capital Corp.	57,105
4,200	The Commerce Group, Inc.	166,110
3,500	The Midland Co.	176,645

		1,086,902

Publishing – 2.1%
13,000	American Greetings Corp.*	216,580
4,500	Banta Corp.	161,550
3,800	Consolidated Graphics, Inc.*	72,037
2,800	John H. Harland Co.	78,960
7,900	Mail-Well, Inc.*	41,080
3,600	Paxar Corp.*	60,300
3,900	Pulitzer, Inc.	202,410
3,500	The McClatchy Co.	224,875
5,400	The Standard Register Co.	184,626

		1,242,418

Railroads – 0.1%
3,500	Kansas City Southern*	59,500

Real Estate Services – 0.1%
2,000	Jones Lang LaSalle, Inc.*	49,400

Restaurants – 1.7%
2,500	AFC Enterprises, Inc.*	78,125
2,100	Bob Evans Farms, Inc.	66,108
4,700	CBRL Group, Inc.	143,444
900	Darden Restaurants, Inc.	22,230
2,800	Jack in the Box, Inc.*	89,040

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Statement of Investments (continued)
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Restaurants – (continued)
5,200	Landry’s Restaurants, Inc.	$132,652
9,300	Lone Star Steakhouse & Saloon, Inc.	219,387
1,000	Panera Bread Co.*	34,750
4,700	Ruby Tuesday, Inc.	91,180
9,400	Ryan’s Family Steak Houses, Inc.*	124,174

		1,001,090

Retail – 1.2%
13,300	Amli Residential Properties Trust	345,800
6,700	CBL & Associates Properties, Inc.	271,350
4,300	JDN Realty Corp.	53,750

		670,900

Securities/Asset Management – 1.7%
6,100	BlackRock, Inc.*	270,230
2,500	Gabelli Asset Management, Inc.*	91,250
1,400	Jefferies Group, Inc.	58,940
29,100	Knight Trading Group, Inc.*	152,484
2,700	R&G Financial Corp. Class B	64,017
14,300	The John Nuveen Co.	367,510

		1,004,431

Semiconductors – 2.3%
9,000	Arrow Electronics, Inc.*	186,750
10,650	Avnet, Inc.*	234,194
7,700	Bell Microproducts Inc.*	61,985
11,100	ChipPAC, Inc.*	68,598
4,300	Cohu, Inc.	74,304
10,600	ESS Technology, Inc.*	185,924
6,500	Exar Corp.*	127,901
300	Fairchild Semiconductor Corp.*	7,290
6,900	Genesis Microchip, Inc.*	57,249
800	hi/fn, inc.*	4,800
1,900	JNI Corp.*	6,650
4,500	Oak Technology, Inc.*	20,385
7,000	PLX Technology, Inc.*	29,750
4,600	Rainbow Technologies, Inc.*	22,632
5,900	SanDisk Corp.*	72,906
7,700	Silicon Image, Inc.*	47,124
2,400	Silicon Laboratories, Inc.*	67,176
6,600	Silicon Storage Technology, Inc.*	51,480

		1,327,098

Specialty Retail – 3.0%
3,900	1-800-FLOWERS.COM, Inc.*	43,524
5,600	Big Lots, Inc.*	110,208
7,000	Brown Shoe Co., Inc.	196,700
500	Dollar Tree Stores, Inc.*	19,705
3,600	Guitar Center, Inc.*	66,780
7,100	Hollywood Entertainment Corp.*	146,828
7,900	Insight Enterprises, Inc.*	199,001
2,300	Longs Drug Stores Corp.	65,067
4,600	Michaels Stores, Inc.*	179,400
3,575	Movie Gallery, Inc.*	75,504
39,700	OfficeMax, Inc.*	233,833
9,900	PETsMART, Inc.*	157,905
900	Pier 1 Imports, Inc.	18,900
6,900	Rent-Way, Inc.*	89,355
600	School Specialty, Inc.*	15,936
3,500	Sonic Automotive, Inc.*	90,125
500	Zale Corp.*	18,125

		1,726,896

Telephone – 1.0%
19,200	Broadwing, Inc.*	49,920
2,500	Commonwealth Telephone Enterprises, Inc.*	100,600
4,500	Dycom Industries, Inc.*	52,605
17,900	IDT Corp.*	302,868
2,900	Intrado, Inc.*	56,144

		562,137

Thrifts – 0.9%
6,400	BankUnited Financial Corp.*	124,096
4,000	Capitol Federal Financial	104,320
7,300	IndyMac Bancorp, Inc.*	165,564
7,000	Staten Island Bancorp, Inc.	134,400

		528,380

Tobacco – 0.2%
3,900	Universal Corp.	143,130

Truck Freight – 1.9%
22,200	Airborne, Inc.	426,240
1,500	J.B. Hunt Transport Services, Inc.*	44,280
1,400	Landstar System, Inc.*	149,590
600	Overseas Shipholding Group	12,648
2,500	Roadway Corp.	89,825
4,000	Ryder System, Inc.	108,360
8,100	Yellow Corp.*	262,440

		1,093,383

Wireless – 0.2%
6,800	Alamosa Holdings, Inc.*	9,588
12,600	American Tower Corp.*	43,470
4,400	Boston Communications Group, Inc.*	35,376
8,600	US Unwired, Inc.*	24,080

		112,514

TOTAL COMMON STOCKS
(Cost $55,066,110)		$57,915,959

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORESM SMALL CAP EQUITY FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.4%

Joint Repurchase Agreement Account^
$200,000	1.96%	07/01/2002	$200,000

TOTAL REPURCHASE AGREEMENT
(Cost $200,000)			$200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $55,266,110)			$58,115,959

Shares	Description	Value
Securities Lending Collateral – 2.3%

1,346,900	Boston Global Investment Trust – Enhanced Portfolio	$1,346,900

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,346,900)		$1,346,900

TOTAL INVESTMENTS
(Cost $56,613,010)		$59,462,859

*	Non-income producing security.

^	Joint repurchase agreement was entered into on June 28, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Capital Growth Fund for the six-month period that ended June 30, 2002.

Market Review

During the reporting period it continued to be a challenging environment for U.S. large-cap growth managers. There exists a stark disconnect between the health of the economy and the relative strength of the stock market. In the past, investors have believed that stock price movement could be a leading indicator of the future state of the economy. Over the past few months, the fragile geopolitical state, coupled with skepticism of corporate accounting practices, have led investors to place a higher risk premium on U.S. equities. While in the short term this continued discrepancy could lead to irrationally low stock price levels, we strongly believe that high quality U.S. businesses will be favorably recognized over a longer period of time.

Performance Review

Over the six-month period that ended June 30, 2002, the Fund generated a -16.81% cumulative total return. Over the same time period the Fund’s benchmark, the Standard & Poor’s 500 Index (with dividends reinvested) generated a -13.16% cumulative total return.

The Fund’s underperformance relative to the benchmark was largely due to its overweight in the Media & Communications area. In addition, the Fund was negatively impacted by its holdings in the Cyclicals sector. On the other hand, the Fund was helped by its overweight in the Consumer Staples group.

The Fund’s Media & Communications holdings suffered a difficult stretch, as the market questioned the timing of an advertising turnaround. In addition, Media & Communications companies have recently been closely scrutinized for their use of the EBITDA (earnings before interest, tax, depreciation and amortization) method of accounting, following the scandal at WorldCom. While it is appropriate to place a severe discount on companies that use EBITDA in conjunction with the manipulation of accounting figures, we believe that it is irrational to have businesses with clean accounting practices included in this group. Nonetheless, several of the Fund’s investments in this space saw their stock prices plummet. However, it’s important to note that there is a clear difference between business leaders who practice fraudulent accounting and those who use EBITDA to reflect the true value of their business.

General Electric Co. and Tyco International Ltd., both within the Cyclicals sector, detracted from results over the six-month period. In recent months large conglomerates have been forced to make their businesses more transparent to investors. This is a direct result of the prevailing cynicism surrounding companies that pursue acquisition strategies or have multiple business lines. The news stories and allegations against Tyco’s senior management impaired its ability to do business, which lowered the value of its franchise. This weakened our confidence in the company, and thus, we completely eliminated the position.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

The Fund benefited from its overweight in the Consumer Staples sector. It’s quite likely that businesses in this particular area have been rewarded for their relatively less complex financial statements. Consumer Staples businesses typically sell smaller ticket items, particularly in the household products, personal care, and food/beverage industries. Many of these firms exhibit the characteristics we seek in high quality growth companies, such as established brand names and pricing power. In addition, companies in this group that sell goods overseas were helped by the weakening U.S. dollar.

Investment Objective

The Fund seeks long-term growth of capital, primarily through investments in a diversified portfolio of companies that the Fund’s investment advisor believes to have long-term capital appreciation potential.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2002*

		% of Total
Company	Line of Business	Net Assets

Microsoft Corp.	Computer Software	4.7%
SPDR Trust Series 1	Other	4.3
Exxon Mobil Corp.	Energy Resources	3.6
Wal-Mart Stores, Inc.	Department Stores	3.6
Pfizer, Inc.	Drugs	3.4
General Electric Co.	Financial Services	2.9
Viacom, Inc. Class B	Entertainment	2.7
PepsiCo, Inc.	Food & Beverage	2.4
Federal National Mortgage Association	Financial Services	2.3
Citigroup, Inc.	Banks	2.3

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shareholder Letter (continued)

Outlook

There have been recent indications that point to a modest recovery in the growth of the U.S. economy. However, this has been in stark contrast to the continued decline in U.S. equities. A number of exogenous variables have been working against companies and, as such, they have not seen their intrinsic values recognized by investors. These variables include the unsettled geopolitical situation, corporate accounting fraud, and threats of domestic terrorism. In general, we believe U.S. economic growth should continue to be gradual, with corporate investment still lagging other areas of the economy. With interest rates at historically low levels, we expect business leaders to boost investment accordingly.

As always, we will seek to invest in dominant franchise companies that we believe should come out of a recession with improved competitive positions. Additionally, strong operational leverage in these particular companies should lead to positive earnings performance as economic activity increases. Although there are factors that will continue to weigh on the market, going forward we anticipate that robust business growth will eventually be reflected in equity valuations.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Growth Equity Management Team
July 8, 2002

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value as of June 30, 2002, of a $10,000 investment made on April 30, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark (the Standard and Poor’s 500 Index (“S&P 500 Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Capital Growth Fund’s Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from April 30, 1998 to June 30, 2002.

	Since Inception	One Year	Six Months(a)

Average Annual Total Return through June 30, 2002

Capital Growth Fund (commenced April 30, 1998)	-1.37%	-23.39%	-16.81%

(a)	Not annualized

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – 94.5%

Banks – 5.9%
2,900	Bank of America Corp.	$204,044
10,033	Citigroup, Inc.	388,779
4,900	State Street Corp.	219,030
1,400	The Bank of New York Co., Inc.	47,250
3,100	Wells Fargo & Co.	155,186

		1,014,289

Biotechnology – 0.5%
2,000	Amgen, Inc.*	83,760

Brokers – 0.3%
1,200	Merrill Lynch & Co., Inc.	48,600

Chemicals – 0.8%
2,967	E.I. du Pont de Nemours & Co.	131,735

Computer Hardware – 2.8%
18,200	Cisco Systems, Inc.*	253,890
6,200	Dell Computer Corp.*	162,068
8,600	EMC Corp.*	64,930

		480,888

Computer Software – 7.8%
2,400	International Business Machines Corp.	172,800
3,400	Intuit, Inc.*	169,048
15,000	Microsoft Corp.*	811,800
5,500	Oracle Corp.*	52,085
3,500	Sabre Holdings Corp.*	125,300

		1,331,033

Defense/Aerospace – 0.9%
1,300	Honeywell International, Inc.	45,799
900	Lockheed Martin Corp.	62,550
900	Raytheon Co.	36,675

		145,024

Drugs – 9.9%
6,400	Bristol-Myers Squibb Co.	164,480
4,000	Eli Lilly & Co.	225,600
6,500	Johnson & Johnson	339,690
2,700	Merck & Co., Inc.	136,728
16,775	Pfizer, Inc.	587,125
2,000	Schering-Plough Corp.	49,200
3,900	Wyeth	199,680

		1,702,503

Energy Resources – 6.0%
900	Anadarko Petroleum Corp.	44,370
700	Apache Corp.	40,236
15,284	Exxon Mobil Corp.	625,421
5,600	Royal Dutch Petroleum Co. ADR	309,512

		1,019,539

Entertainment – 0.2%
2,900	Metro-Goldwyn-Mayer, Inc.*	33,930

Environmental Services – 0.2%
1,500	Waste Management, Inc.	39,075

Financial Services – 6.2%
6,100	Federal Home Loan Mortgage Corp.	373,320
5,300	Federal National Mortgage Association	390,875
7,700	MBNA Corp.	254,639
400	SLM Corp.	38,760

		1,057,594

Food & Beverage – 5.1%
8,490	PepsiCo, Inc.	409,218
4,900	The Coca-Cola Co.	274,400
3,500	Wm. Wrigley Jr. Co.	193,725

		877,343

Forest – 1.0%
2,600	International Paper Co.	113,308
1,000	Weyerhaeuser Co.	63,850

		177,158

Heavy Electrical – 0.8%
1,100	3M Co.	135,300

Home Products – 4.7%
1,900	Avon Products, Inc.	99,256
5,200	Colgate-Palmolive Co.	260,260
4,400	Energizer Holdings, Inc.*	120,648
1,000	Kimberly-Clark Corp.	62,000
1,800	The Gillette Co.	60,966
2,300	The Procter & Gamble Co.	205,390

		808,520

Hotels – 5.0%
14,500	Cendant Corp.*	230,260
7,100	Harrah’s Entertainment, Inc.*	314,885
4,500	Marriott International, Inc.	171,225
4,400	Starwood Hotels & Resorts Worldwide, Inc.	144,716

		861,086

Industrial Parts – 3.2%
17,000	General Electric Co.	493,850
900	United Technologies Corp.	61,110

		554,960

Information Services – 3.0%
1,300	Automatic Data Processing, Inc.	56,615
6,400	First Data Corp.	238,080
3,100	TMP Worldwide, Inc.*	66,650
4,000	Valassis Communications, Inc.*	146,000

		507,345

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)

Media – 7.4%
16,450	AOL Time Warner, Inc.*	$241,979
3,425	Cablevision Systems Corp.-Rainbow Media Group*	29,969
3,152	Clear Channel Communications, Inc.*	100,927
1,400	Cox Communications, Inc.*	38,570
4,700	EchoStar Communications Corp.*	87,232
13,500	Liberty Media Corp. Series A*	135,000
5,500	Univision Communications, Inc.*	172,700
10,272	Viacom, Inc. Class B*	455,769

		1,262,146

Mining – 0.3%
1,700	Alcoa, Inc.	56,355

Motor Vehicle – 0.5%
3,387	Ford Motor Co.	54,192
702	General Motors Corp.	37,522

		91,714

Oil Refining – 1.4%
2,654	ChevronTexaco Corp.	234,879

Oil Services – 0.6%
2,300	Schlumberger Ltd.	106,950

Property Insurance – 3.6%
4,500	AMBAC Financial Group, Inc.	302,400
4,600	American International Group, Inc.	313,858

		616,258

Publishing – 1.0%
500	Gannett Co., Inc.	37,950
2,400	The New York Times Co.	123,600

		161,550

Restaurants – 0.7%
4,200	McDonald’s Corp.	119,490

Securities/Asset Management – 0.9%
1,000	Morgan Stanley	43,080
10,450	The Charles Schwab Corp.	117,040

		160,120

Semiconductors – 2.4%
13,200	Intel Corp.	241,164
2,000	Intersil Corp.*	42,760
4,000	Texas Instruments, Inc.	94,800
1,500	Xilinx, Inc.*	33,645

		412,369

Specialty Retail – 6.7%
1,300	Family Dollar Stores, Inc.	45,825
1,500	Lowe’s Companies, Inc.	68,100
5,650	The Home Depot, Inc.	207,525
11,100	Wal-Mart Stores, Inc.	610,611
5,700	Walgreen Co.	220,191

		1,152,252

Telephone – 1.7%
5,700	SBC Communications, Inc.	173,850
3,028	Verizon Communications, Inc.	121,574

		295,424

Thrifts – 0.2%
1,000	Washington Mutual, Inc.	37,110

Tobacco – 1.3%
5,100	Philip Morris Companies, Inc.	222,768

Wireless – 1.5%
9,600	Crown Castle International Corp.*	37,728
6,680	QUALCOMM, Inc.*	183,633
7,300	Sprint Corp. (PCS Group)*	32,631

		253,992

TOTAL COMMON STOCKS
(Cost $20,156,818)		$16,193,059

Exchange Traded Fund – 4.3%

7,428	SPDR Trust Series 1	$735,075

TOTAL EXCHANGE TRADED FUND
(Cost $857,855)		$735,075

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND

Statement of Investments (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 1.7%

Joint Repurchase Agreement Account^
$300,000	1.96%	07/01/2002	$300,000

TOTAL REPURCHASE AGREEMENT
(Cost $300,000)			$300,000

TOTAL INVESTMENTS
(Cost $21,314,673)			$17,228,134

   *  Non-income producing security.

^	Joint repurchase agreement was entered into on June 28, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — Mid Cap Value Fund for the six-month period that ended June 30, 2002.

Market Review

The first half of 2002 was marked by a defensive mood, as the markets absorbed the shock of escalating violence in the Middle East and its impact on oil prices. Furthermore, the market was characterized by investor skepticism brought on by corporate earnings disappointments, apprehension of further disturbing accounting news, and fear of additional terrorist attacks. Companies with challenging cash flow outlooks suffered severely, as investors showed an unwillingness to stand by those businesses that overbuilt capacity in recent years and now face extreme competitive pricing issues.

In market declines such as the one we have recently seen, investors often sell for emotional reasons, which usually results in valuations declining within industries as investors engage in the market equivalent of “throwing out the baby with the bath water.” As prepared investors, it is during these times that we seek to upgrade our portfolios, as higher quality companies become available to us at very attractive prices. The Value team avoided some of the market’s major “torpedoes,” which we attribute to our strong research governance. We adhere to a principle of not compromising on our fundamental research process, which can help us to put only quality names into our portfolios. In summary, we will continue to emphasize balance sheet quality, cash flow stability, and companies with superior management teams.

Performance Review

Over the six-month period that ended June 30, 2002, the Fund generated a 6.64% cumulative total return. Over the same time period, the Fund’s benchmark, the Russell Midcap Value Index (with dividends reinvested) generated a 2.86% cumulative total return. Strong stock selection was the main driver of the Fund’s outperformance versus the benchmark. Our quality bias and emphasis on price and prospects, not merely price, has been well founded during the challenging investing environment in 2002.

The Fund’s strongest returns were in the Consumer Staples, Financials, and Energy sectors. The Fund’s largest holding was also its top performer — Pioneer Natural Resources Co. Pioneer, an oil and gas exploration and production company, benefited from its positive returns from new wells. In the Consumer Staples sector, Fortune Brands, Inc. and ConAgra Foods, Inc. enhanced results. ConAgra, the second largest U.S. food producer, performed well in the first half of 2002. The company enjoys strong cash flow generation and its management continues to reduce capital expenditures. Among the most decentralized and active acquirers, ConAgra is attempting to reduce costs and centralize more functions. We believe the company will benefit from its potential to divest its less profitable, commodity-oriented businesses.

Technology stocks, such as Arrow Electronics, Inc., were the main detractors from performance over the period. This poor performance has occurred as many technology

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shareholder Letter (continued)

companies experienced declines in sales, due to a slowdown in demand. In addition, Arrow Electronics’ stock suffered after the resignation of its CEO.

The Fund eliminated its position in Archer Daniels Midland Co. during the period. Although the company reported a better than usual quarter, we became concerned with management actions and uncertainty surrounding allegations that it was fixing prices for ethanol. Since management integrity cannot be compromised in our portfolios, we sold the stock. A new position in the Fund is PartnerRe Ltd., a multi-line reinsurance company, that we felt was selling at a discount to its peers. We feel the management team is very efficient and disciplined about their capital allocation. In addition, PartnerRe spreads its risk among different businesses and its management team is very focused on maintaining a sustainable return on equity.

Investment Objective

The Fund seeks long-term growth of capital, primarily through equity securities of companies that the Fund’s investment adviser believes to have long-term capital appreciation potential.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2002*

		% of Total Net Assets
Company	Business

Pioneer Natural Resources Co.	Energy Resources	2.5%
Ocean Energy, Inc.	Energy Resources	2.3
SUPERVALU, INC.	Food & Beverage	2.3
Energy East Corp.	Electrical Utilities	2.3
ConAgra Foods, Inc.	Food & Beverage	2.0
Republic Services, Inc.	Environmental Services	1.9
KeyCorp	Banks	1.9
FirstEnergy Corp.	Electrical Utilities	1.7
Harrah’s Entertainment, Inc.	Hotels	1.7
KeySpan Corp.	Gas Utilities	1.7

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

We expect continued market volatility as we move into the second half of the year, fueled by concerns over earnings, further accounting issues, and fear of terrorism. We believe the best way to navigate through an uncertain market is through good fundamental research — you must know what you own. In-depth financial analysis and understanding the numbers is absolutely essential in this environment, and we believe we’re particularly well suited to identify these opportunities. Our team is structured around “centers of excellence,” whereby each team member has industry/sector specific responsibility. Not only does this provide

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

more in extensive industry expertise, but also allows each member to be more focused in our search for undervalued situations.

As in the past, we thank you for your continued confidence.

Goldman Sachs Value Portfolio Management Team
July 8, 2002

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value as of June 30, 2002, of a $10,000 investment made on May 1, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, the Russell Mid Cap Value Index, is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Mid Cap Value Fund’s Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from May 1, 1998 to June 30, 2002.

	Since Inception	One Year	Six Months(a)

Average Annual Total Return through June 30, 2002

Mid Cap Value Fund (commenced May 1, 1998)	7.29%	10.97%	6.64%

(a)	Not annualized

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%

Airlines – 0.4%
11,710	JetBlue Airways Corp.*	$533,508
54,534	Southwest Airlines Co.	881,269

		1,414,777

Apartments – 0.8%
40,004	Archstone-Smith Trust	1,068,107
66,897	Equity Residential Properties Trust	1,923,289

		2,991,396

Apparel – 1.3%
125,809	Jones Apparel Group, Inc.*	4,717,837

Banks – 8.7%
84,457	Banknorth Group, Inc.	2,197,571
94,771	Charter One Financial, Inc.	3,258,227
98,709	Comerica, Inc.	6,060,733
254,377	KeyCorp	6,944,492
34,307	M&T Bank Corp.	2,942,168
144,287	SouthTrust Corp.	3,768,777
166,570	Wilmington Trust Corp.	5,080,385
38,312	Zions Bancorp.	1,996,055

		32,248,408

Brokers – 0.7%
42,161	The Bear Stearns Companies, Inc.	2,580,253

Chemicals – 2.6%
88,487	Eastman Chemical Co.	4,150,040
84,002	Potash Corp. of Saskatchewan, Inc.	5,602,934

		9,752,974

Clothing – 2.5%
143,800	Ross Stores, Inc.	5,859,850
178,771	The TJX Companies, Inc.	3,505,699

		9,365,549

Computer Hardware – 1.9%
225,909	Apple Computer, Inc.*	4,003,107
103,075	KEMET Corp.*	1,840,920
24,407	Zebra Technologies Corp.*	1,176,906

		7,020,933

Computer Software – 1.1%
60,943	Symantec Corp.*	2,001,977
36,902	Synopsys, Inc.*	2,022,599

		4,024,576

Construction – 1.1%
98,435	Clayton Homes, Inc.	1,555,273
101,606	D.R. Horton, Inc.	2,644,804

		4,200,077

Consumer Durables – 1.2%
147,868	Herman Miller, Inc.	3,001,720
36,143	The Stanley Works	1,482,225

		4,483,945

Defense/Aerospace – 1.1%
148,527	Rockwell Collins, Inc.	4,072,610

Department Stores – 1.4%
90,040	Federated Department Stores, Inc.*	3,574,588
46,205	The May Department Stores Co.	1,521,531

		5,096,119

Drugs – 0.5%
60,113	Mylan Labs, Inc.	1,884,543

Electrical Equipment – 0.5%
15,169	SPX Corp.*	1,782,357

Electrical Utilities – 7.1%
78,260	Constellation Energy Group, Inc.	2,296,148
370,456	Energy East Corp.	8,372,306
52,121	Entergy Corp.	2,212,015
191,539	FirstEnergy Corp.	6,393,572
72,388	FPL Group, Inc.	4,342,556
83,963	PPL Corp.	2,777,496

		26,394,093

Energy Resources – 5.5%
36,803	Amerada Hess Corp.	3,036,247
390,068	Ocean Energy, Inc.	8,452,774
350,588	Pioneer Natural Resources Co.*	9,132,817

		20,621,838

Environmental Services – 1.9%
365,601	Republic Services, Inc.*	6,972,011

Financial Services – 1.5%
115,956	Countrywide Credit Industries, Inc.	5,594,877

Food & Beverage – 4.8%
274,761	ConAgra Foods, Inc.	7,597,142
61,827	Interstate Bakeries Corp.	1,785,564
341,861	SUPERVALU, INC.	8,385,850

		17,768,556

Forest – 3.3%
164,474	Packaging Corp. of America*	3,271,388
119,553	Plum Creek Timber Co., Inc.	3,670,277
186,239	Sonoco Products Co.	5,274,288

		12,215,953

Gas Utilities – 1.7%
164,519	KeySpan Corp.	6,194,140

Heavy Machinery – 0.9%
150,747	Terex Corp.*	3,390,300

Home Products – 2.0%
94,994	Fortune Brands, Inc.	5,319,664
57,340	The Estee Lauder Companies, Inc.	2,018,368

		7,338,032

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Statement of Investments (continued)
June 30, 2002 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Hotels – 3.9%
140,886	Harrah’s Entertainment, Inc.*	$6,248,294
130,143	Hilton Hotels Corp.	1,808,988
104,199	Hospitality Properties Trust	3,803,263
82,368	Starwood Hotels & Resorts Worldwide, Inc.	2,709,084

		14,569,629

Industrial Parts – 5.3%
72,964	American Standard Companies, Inc.*	5,479,596
29,466	Eaton Corp.	2,143,651
194,384	Pall Corp.	4,033,468
106,569	Parker-Hannifin Corp.	5,092,933
58,500	Pentair, Inc.	2,812,680

		19,562,328

Information Services – 0.3%
54,088	IMS Health, Inc.	970,880

Life Insurance – 0.9%
111,164	The Principal Financial Group, Inc.*	3,446,084

Media – 0.5%
45,770	Lamar Advertising Co.*	1,703,102

Medical Providers – 3.6%
153,030	Health Management Associates, Inc.*	3,083,555
190,510	Humana, Inc.*	2,977,671
133,774	Manor Care, Inc.*	3,076,802
84,916	Universal Health Services, Inc. Class B*	4,160,884

		13,298,912

Mining – 0.8%
48,504	Nucor Corp.	3,154,700

Motor Vehicle – 2.4%
98,615	Delphi Automotive Systems Corp.	1,301,718
27,139	Johnson Controls, Inc.	2,214,814
47,278	Lear Corp.*	2,186,607
233,694	Visteon Corp.	3,318,455

		9,021,594

Office Industrial – 2.3%
156,813	Duke-Weeks Realty Corp.	4,539,736
112,974	Liberty Property Trust	3,954,090

		8,493,826

Oil Services – 2.0%
92,443	Noble Corp.*	3,568,300
89,025	Weatherford International Ltd.*	3,845,880

		7,414,180

Other REIT – 0.8%
39,068	Health Care Property Investors, Inc.	1,676,017
51,369	iStar Financial, Inc.	1,464,017

		3,140,034

Property Insurance – 6.5%
26,254	AMBAC Financial Group, Inc.	1,764,269
106,822	Aon Corp.	3,149,113
175,923	Old Republic International Corp.	5,541,574
103,255	PartnerRe Ltd.	5,054,332
101,317	RenaissanceRe Holdings Ltd.	3,708,202
148,455	Willis Group Holdings Ltd.*	4,885,654

		24,103,144

Publishing – 2.0%
153,222	A.H. Belo Corp.	3,464,349
84,822	Dow Jones & Co., Inc.	4,109,626

		7,573,975

Railroads – 0.6%
33,478	Burlington Northern Santa Fe Corp.	1,004,340
21,144	Canadian National Railway Co.	1,095,259

		2,099,599

Restaurants – 2.0%
65,135	CBRL Group, Inc.	1,987,920
144,530	Darden Restaurants, Inc.	3,569,891
61,154	Yum! Brands, Inc.*	1,788,755

		7,346,566

Retail – 0.4%
45,646	Simon Property Group, Inc.	1,681,599

Security/Asset Management – 1.1%
125,912	T. Rowe Price Group, Inc.	4,139,987

Semiconductors – 1.3%
64,137	Arrow Electronics, Inc.*	1,330,843
141,703	Fairchild Semiconductor Corp.*	3,443,383

		4,774,226

Specialty Retail – 1.0%
211,427	Toys ’R’ Us, Inc.*	3,693,630

Thrifts – 2.0%
88,862	GreenPoint Financial Corp.	4,363,124
210,130	Sovereign Bancorp, Inc.	3,141,444

		7,504,568

Tobacco – 1.1%
123,310	UST, Inc.	4,192,540

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Truck Freight – 0.9%
52,179	Ryder System, Inc.	$1,413,529
94,104	Werner Enterprises, Inc.	2,005,356

		3,418,885

TOTAL COMMON STOCKS
(Cost $332,258,236)		$357,430,142

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.6%

Joint Repurchase Agreement Account^
$9,700,000	1.96%	07/01/2002	$9,700,000

TOTAL REPURCHASE AGREEMENT
(Cost $9,700,000)			$9,700,000

TOTAL INVESTMENTS
(Cost $341,958,236)			$367,130,142

   *  Non-income producing security.

^	Joint repurchase agreement was entered into on June 28, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation:
REIT—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Shareholder Letter

Dear Shareholders:

This report provides an overview on the performance of the Goldman Sachs Variable Insurance Trust — International Equity Fund for the six-month period that ended June 30, 2002.

Market Overview

There were several key themes driving the international equity markets during the first half of 2002. The predominant theme at a macro level was of global economic recovery, with many leading economic indicators rising significantly throughout the period. The second theme was a general sense of investor unease in the aftermath of the Enron collapse. Investors focused heavily on the reliability of accounting information. Under this unsure corporate environment, companies that surprised the market with negative news and pre-announcements were heavily punished and, in several cases, this presented opportunities for investors to take advantage of the market’s over-reaction.

Tied to this issue was a continued focus on the high levels of outstanding corporate debt. These concerns were exacerbated by the high profile bankruptcy of Global Crossing Ltd., a U.S. communications provider, and the continued efforts of NTL, Inc., a European media company, to restructure its current debt program. News towards the end of the period from WorldCom that it had capitalized operating expenses shook markets once again. As a result, investors have become increasingly skeptical regarding corporate accounting standards.

Performance Review

Over the six-month period that ended June 30, 2002, the Fund generated a -4.34% cumulative total return. Over the same time period, the Fund’s benchmark, the MSCI EAFE Index (unhedged with dividends reinvested) generated an aggregate total return of -1.38%.

As these returns indicate, it has continued to be a challenging period in the financial markets. In this environment, defensive sectors continued to outperform at the expense of more economically sensitive cyclical sectors.

In terms of specific holdings, there were several stocks that generated notable results. For example, Bank of Ireland performed well, as it benefited from the strong Irish economy, which continues to show solid momentum. The firm’s management team has maintained its focus on its retail business, and its diversified asset management business demonstrates strong growth potential. Kao Corp., a Japanese household and chemical product producer, also enhanced results. The company’s strong performance was due to more positive Japanese consumer figures and the continued strength of the yen versus the U.S. dollar. Data continued to signal that Japanese consumer trends are beating expectations, a phenomenon that we believe is typical at this stage of the economic cycle. European Aeronautic Defence and Space Co. (EADS), a France-based aviation company that owns Airbus, also performed well. EADS was a beneficiary of the overall recovery in global passenger traffic. The market is now reacting to the increased probability that Airbus will meet its order target, which lies in the range of 300-325 planes for this year. We remain optimistic regarding the company’s prospects and remain very comfortable with its management team.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Investment Objective

The Fund seeks long-term capital appreciation, primarily through equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States.

Portfolio Composition

Top 10 Portfolio Holdings as of June 30, 2002*

			% of Total
Company	Country	Business	Net Assets

GlaxoSmithKline PLC	United Kingdom	Drugs	4.8%
Novartis AG	Switzerland	Health	4.8
Total Fina Elf SA Class B	France	Energy Resources	4.0
Vodafone Group PLC	United Kingdom	Wireless	3.6
VNU NV	Netherlands	Media	3.5
Bank of Ireland	Ireland	Banks	3.3
UniCredito Italiano SpA	Italy	Banks	3.2
Takeda Chemical Industries Ltd.	Japan	Drugs	2.9
Tesco PLC	United Kingdom	Specialty Retail	2.9
BNP Paribas SA	France	Banks	2.3

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time, the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

Outlook

Reviewing the broad investment landscape, we believe that economic fundamentals remain sound. The most likely scenario remains that we will see some economic recovery during the second half of the year. Though the recovery may be more tepid than we’ve been expecting, the chance of a double-dip recession is remote, particularly given the absence of the sort of banking crisis that undid the United States in the early 90s and Japan for the entire decade. Although precise opinions differ, the steam has undoubtedly come out of equity market valuations, which now look compelling relative to bonds in any historical context. Although this doesn’t necessarily indicate the direction of the markets over the next three months, it should be reassuring for long-term investors.

We thank you for your investment and look forward to serving your investment needs in the future.

Goldman Sachs International Equity Portfolio Management Team

July 8, 2002

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Performance Summary
June 30, 2002 (Unaudited)

The following graph shows the value as of June 30, 2002, of a $10,000 investment made on January 12, 1998 (commencement of operations). For comparative purposes, the performance of the Fund’s benchmark, Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE (unhedged)”) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

International Equity Fund’s Lifetime Performance

Growth of a $10,000 investment, Distributions Reinvested from January 12, 1998 to June 30, 2002.

	Since Inception	One year	Six Months(a)

Average Annual Total Return through June 30, 2002

International Equity Fund (commenced January 12, 1998)	0.49%	-12.57%	-4.34%

(a)	Not annualized

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments
June 30, 2002 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%

Australia – 0.4%
33,147	Insurance Australia Group Ltd. (Insurance)	$58,790

Denmark – 0.4%
1,656	Group 4 Falck A/S (Business Services)	57,142

Finland – 1.9%
21,965	Nokia Oyj (Telecommunications)	320,883

France – 10.1%
7,012	BNP Paribas SA (Banks)	387,076
4,541	Business Objects SA ADR* (Business Services)	127,602
22,499	European Aeronautic Defence & Space Co. (Aerospace/Defense)	345,318
1,672	Lafarge SA (Construction)	166,473
4,058	Total Fina Elf SA Class B (Energy Resources)	657,629

		1,684,098

Germany – 2.2%
2,447	Bayerische Motoren Werke (BMW) AG (Auto)	99,163
2,714	SAP AG (Computer Software)	265,526

		364,689

Hong Kong – 0.5%
7,200	Hang Seng Bank Ltd. (Banks)	76,849

Ireland – 4.3%
11,605	Allied Irish Banks PLC (Banks)	152,605
44,525	Bank of Ireland (Banks)	552,964

		705,569

Italy – 6.1%
10,500	ENI SpA (Energy Resources)	166,641
24,500	Mediaset SpA (Media)	189,343
17,315	Telecom Italia SpA (Telecommunications)	135,351
117,000	UniCredito Italiano SpA (Banks)	528,224

		1,019,559

Japan – 18.4%
4,000	Canon, Inc. (Computer Hardware)	151,170
7,000	Chugai Pharmaceutical Co. Ltd. (Health)	83,744
23	Dentsu, Inc. (Specialty Retail)	126,834
9,000	Fuji Photo Film Co. Ltd. (Leisure)	290,577
7,800	Honda Motor Co. Ltd. (Auto)	316,256
14,000	Isetan Co. Ltd. (Retail-Major Department Store)	141,326
9,000	Kao Corp. (Consumer Products)	207,233
37,000	Mitsui O.S.K. Lines Ltd. (Transportation-Shipping)	77,787
1,000	NGK INSULATORS LTD. (Multi-Industrial)	7,917
6,000	Nomura Holdings, Inc. (Financial Services)	88,099
18,000	RICOH CO. LTD (Computer Hardware)	311,601
10,000	Sharp Corp. (Electrical Equipment)	126,976
8,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	343,720
3,000	SKYLARK CO. LTD (Restaurants)	70,079
1,000	Sumitomo Corp. (Wholesale)	6,057
2,000	Sumitomo Mitsui Banking Corp. (Commercial Banks)	9,761
11,000	Takeda Chemical Industries Ltd. (Drugs)	482,710
19,000	Tokyo Gas Co. Ltd. (Energy Resources)	52,784
6,300	Toppan Forms Co. Ltd. (Publishing)	106,432
2,300	Toyota Motor Corp. (Auto)	61,019

		3,062,082

Korea – 1.4%
5,200	Hyundai Motor Co. Ltd. GDR (Auto)	78,000
1,100	Samsung Electronics Co. Ltd. GDR† (Electronic Components & Instruments)	151,030

		229,030

Mexico – 1.9%
144,300	Grupo Financiero BBVA Bancomer SA de CV Series O* (Financial Services)	117,645
1,900	Grupo Televisa SA ADR* (Media)	71,022
4,100	Telefonos de Mexico SA de CV ADR (Telecommunications)	131,528

		320,195

Netherlands – 7.9%
12,862	ASM Lithography Holding NV* (Semiconductors)	203,240
2,033	Gucci Group (Apparel)	190,383
10,729	ING Groep NV (Financial Services)	274,979
321	Royal Dutch Petroleum Co. (Energy Resources)	17,846
3,790	Vedior NV (Business Services)	52,304
20,750	VNU NV (Media)	575,584

		1,314,336

Russia – 0.4%
500	YUKOS ADR (Energy Resources)	69,500

The accompanying notes are an integral part of these financial statements.      41

 GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
June 30, 2002 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Singapore – 3.0%
77,000	Chartered Semiconductor Manufacturing Ltd.* (Electronic Components & Instruments)	$156,943
42,000	Keppel Corp. Ltd. (Financial Services)	97,970
33,000	United Overseas Bank Ltd. (Banks)	237,282

		492,195

Spain – 2.2%
8,267	Industria de Diseno Textil SA* (Apparel)	174,230
3,751	Sogecable SA* (Media)	71,214
14,759	Telefonica de Espana SA* (Telecommunications)	123,664

		369,108

Sweden – 3.3%
4,462	Eniro AB (Metals-Non Ferrous)	34,147
9,656	Securitas AB Series B (Business Services)	198,103
70,024	Skandia Forsakrings (Insurance)	317,728

		549,978

Switzerland – 9.7%
4,639	Adecco SA (Business Services)	274,950
4,744	Converium Holding AG* (Insurance)	244,595
1,282	Nestle SA (Food & Beverage)	298,259
18,117	Novartis AG (Health)	795,010

		1,612,814

Taiwan – 0.5%
6,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Electronic Components & Instruments)	85,800

United Kingdom – 22.1%
15,174	Amey PLC (Business Services)	41,527
30,348	Amvescap PLC (Financial Services)	247,314
27,571	British Sky Broadcasting Group PLC* (Media)	264,407
23,861	Capita Group PLC (Business Services)	113,505
13,610	Exel PLC (Industrial Services)	173,370
27,431	GlaxoSmithKline PLC (Drugs)	593,046
4,859	GlaxoSmithKline PLC ADR (Drugs)	209,617
104,984	International Power PLC* (Electrical Utilities)	268,907
72,938	Legal & General Group PLC (Insurance)	145,401
9,439	Reckitt Benckiser PLC (Food & Beverage)	169,384
8,734	Royal Bank of Scotland Group PLC (Banks)	247,683
8,029	Smiths Group PLC (Conglomerates)	104,297
132,284	Tesco PLC (Specialty Retail)	481,023
352,052	Vodafone Group PLC (Wireless)	483,081
8,720	Vodafone Group PLC ADR (Wireless)	119,028

		3,661,590

TOTAL COMMON STOCKS
(Cost $17,719,639)		$16,054,207

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 1.4%

State Street Bank & Trust Euro Time Deposit Δ
$234,000	1.88%	07/01/2002	$234,000

TOTAL SHORT-TERM OBLIGATION
(Cost $234,000)			$234,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $17,953,639)			$16,288,207

Shares	Description	Value

Securities Lending Collateral – 8.4%

1,393,083	Boston Global Investment Trust – Enhanced Portfolio	$1,393,083

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,393,083)		$1,393,083

TOTAL INVESTMENTS
(Cost $19,346,722)		$17,681,290

*	Non-income producing security.

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $151,030 as of June 30, 2002.

Δ	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
ADR	—	American Depositary Receipt
GDR	—	Global Depository Receipt

42     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND

As a % of
Total
Net Assets

Common Stock Industry Classifications

Aerospace/Defense	2.1%
Apparel	2.2
Auto	3.3
Banks	13.1
Business Services	5.2
Chemicals	2.1
Commercial Banks	0.1
Computer Hardware	2.8
Computer Software	1.6
Conglomerates	0.6
Construction	1.0
Consumer Products	1.3
Drugs	7.7
Electrical Equipment	0.8
Electrical Utilities	1.6
Electronic Components & Instruments	2.4
Energy Resources	5.8
Financial Services	5.0
Food & Beverage	2.8
Health	5.3
Industrial Services	1.0
Insurance	4.6
Leisure	1.8
Media	7.1
Metals-Non Ferrous	0.2
Multi-Industrial	0.0
Publishing	0.6
Restaurants	0.4
Retail-Major Department Store	0.9
Semiconductors	1.2
Specialty Retail	3.7
Telecommunications	4.3
Transportation-Shipping	0.5
Wholesale	0.0
Wireless	3.6

TOTAL COMMON STOCK	96.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.      43

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Assets and Liabilities
June 30, 2002 (Unaudited)

Growth and
Income Fund

Assets:

Investment in securities, at value (identified cost $38,712,245, $172,062,827, $55,266,110, $21,314,673, $341,958,236 and $17,953,639, respectively)	$38,834,747
Securities lending collateral, at value	—
Cash, at value(a)	88,109
Receivables:
Investment securities sold	311,648
Dividends and interest, at value	73,122
Fund shares sold	2,109
Forward foreign currency exchange contracts	—
Variation margin	—
Reimbursement from adviser	5,574
Securities lending income	66
Deferred organization expenses, net	1,132
Other assets	1,180

Total assets	39,317,687

Liabilities:

Payables:
Investment securities purchased	409,459
Fund shares repurchased	168,418
Amounts owed to affiliates	25,846
Payable upon return of securities loaned	—
Forward foreign currency exchange contracts	—
Variation margin	—
Accrued expenses and other liabilities	36,881

Total liabilities	640,604

Net Assets:

Paid-in capital	45,677,190
Accumulated undistributed net investment income	294,326
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	(7,416,935)
Net unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	122,502

NET ASSETS	$38,677,083

Total shares of beneficial interest outstanding, no par value (unlimited shares authorized)	4,324,411
Net asset value, offering and redemption price per share	$8.94

(a)	Includes restricted cash of $850,000 and $310,000 for CORE U.S. Equity Fund and CORE Small Cap Equity Fund, respectively, relating to initial margin requirements on futures transactions.

44     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE U.S.	CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Equity Fund	Growth Fund	Value Fund	Equity Fund

$153,754,814	$58,115,959	$17,228,134	$367,130,142	$16,288,207
—	1,346,900	—	—	1,393,083
945,261	379,674	21,569	72,503	87,527
—	11,529,009	107,774	7,294,439	171,297
131,045	42,850	14,306	353,848	49,468
704,801	77,587	66,432	1,680,829	—
—	—	—	—	165,086
—	—	—	—	53,676
—	8,785	9,186	—	22,249
—	1,395	—	643	3,805
1,378	1,378	2,035	2,284	3,424
2,315	1,272	761	10,483	1,000

155,539,614	71,504,809	17,450,197	376,545,171	18,238,822

—	12,117,926	36,371	4,601,377	3,703
329,705	114,071	232,981	16,415	61,374
92,997	36,678	11,904	244,819	14,674
—	1,346,900	—	—	1,393,083
—	—	—	—	105,897
3,305	460	—	—	—
74,843	46,843	33,060	1,135	56,976

500,850	13,662,878	314,316	4,863,746	1,635,707

207,400,429	55,429,831	23,368,102	336,199,048	25,235,293
366,393	32,696	10,614	1,659,307	61,991
(34,399,778)	(470,445)	(2,156,296)	8,651,164	(7,074,905)
(18,328,280)	2,849,849	(4,086,539)	25,171,906	(1,619,264)

$155,038,764	$57,841,931	$17,135,881	$371,681,425	$16,603,115

16,512,396	5,275,439	2,001,019	30,883,030	1,929,771
$9.39	$10.96	$8.56	$12.04	$8.60

The accompanying notes are an integral part of these financial statements.      45

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Operations
For the Six Months Ended June 30, 2002 (Unaudited)

Growth and
Income Fund

Investment income:

Dividends(a)	$478,214
Interest (including securities lending income of $66, $305, $3,753, $10, $5,000 and $9,403, respectively)	17,225

Total income	495,439

Expenses:

Management fees	152,193
Custodian fees	40,015
Professional fees	15,303
Transfer agent fees	13,156
Printing fees	7,693
Trustee fees	4,239
Deferred organization expenses	2,054
Other	8,261

Total expenses	242,914

Less — expense reductions	(39,990)

Net expenses	202,924

NET INVESTMENT INCOME	292,515

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	(2,061,109)
Futures transactions	—
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	8,632
Futures	—
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions	(2,052,477)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,759,962)

(a)	For the Growth and Income, CORE U.S. Equity, CORE Small Cap Equity, Capital Growth, Mid Cap Value, and International Equity Funds, foreign taxes withheld on dividends were $1,451, $7,545, $167, $702, $5,687 and $21,631, respectively.

46     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE U.S.	CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Equity Fund	Growth Fund	Value Fund	Equity Fund

$1,059,834	$306,322	$92,687	$2,840,148	$178,950
13,914	6,313	5,761	130,815	21,370

1,073,748	312,635	98,448	2,970,963	200,320

575,468	213,931	65,875	1,244,996	86,777
30,727	83,684	39,396	21,962	117,991
26,891	15,296	15,046	18,062	16,032
13,059	13,185	13,182	8,511	13,179
7,451	4,744	4,889	17,915	4,889
5,397	4,239	4,239	5,397	4,239
2,054	2,054	2,054	2,054	2,054
53,867	8,118	5,105	1,091	9,193

714,914	345,251	149,786	1,319,988	254,354

(7,559)	(60,010)	(61,952)	(8,332)	(137,206)

707,355	285,241	87,834	1,311,656	117,148

366,393	27,394	10,614	1,659,307	83,172

(9,808,216)	1,481,694	(963,261)	8,222,742	(767,251)
(186,236)	(39,785)	—	—	(40,367)
—	—	—	—	117,941
(15,339,626)	(959,433)	(2,331,183)	7,488,474	(151,397)
(27,903)	(1,695)	—	—	(55,658)
—	—	—	—	48,288

(25,361,981)	480,781	(3,294,444)	15,711,216	(848,444)

$(24,995,588)	$508,175	$(3,283,830)	$17,370,523	$(765,272)

The accompanying notes are an integral part of these financial statements.      47

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (Unaudited)

Growth and
Income Fund

From operations:

Net investment income	$292,515
Net realized gain (loss) on investment, futures and foreign currency related transactions	(2,061,109)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	8,632

Net increase (decrease) in net assets resulting from operations	(1,759,962)

From share transactions:

Proceeds from sales of shares	5,434,441
Cost of shares repurchased	(5,590,153)

Net increase (decrease) in net assets resulting from share transactions	(155,712)

TOTAL INCREASE (DECREASE)	(1,915,674)

Net assets:

Beginning of period	40,592,757

End of period	$38,677,083

Accumulated undistributed net investment income	$294,326

Summary of share transactions:

Shares sold	581,105
Shares repurchased	(606,556)

TOTAL INCREASE (DECREASE)	(25,451)

48     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE U.S.	CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Equity Fund	Growth Fund	Value Fund	Equity Fund

$366,393	$27,394	$10,614	$1,659,307	$83,172
(9,994,452)	1,441,909	(963,261)	8,222,742	(689,677)
(15,367,529)	(961,128)	(2,331,183)	7,488,474	(158,767)

(24,995,588)	508,175	(3,283,830)	17,370,523	(765,272)

22,220,006	6,604,445	6,146,624	129,758,037	1,913,704
(6,090,091)	(3,635,266)	(1,992,474)	(18,967,641)	(2,318,573)

16,129,915	2,969,179	4,154,150	110,790,396	(404,869)

(8,865,673)	3,477,354	870,320	128,160,919	(1,170,141)

163,904,437	54,364,577	16,265,561	243,520,506	17,773,256

$155,038,764	$57,841,931	$17,135,881	$371,681,425	$16,603,115

$366,393	$32,696	$10,614	$1,659,307	$61,991

2,112,526	587,160	628,921	10,901,465	215,968
(588,919)	(327,266)	(209,711)	(1,592,504)	(262,217)

1,523,607	259,894	419,210	9,308,961	(46,249)

The accompanying notes are an integral part of these financial statements.      49

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Statements of Changes in Net Assets
For the Year Ended December 31, 2001

Growth and
Income Fund

From operations:

Net investment income (loss)	$190,293
Net realized gain (loss) on investment, futures and foreign currency related transactions	(4,069,491)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	38,097

Net increase (decrease) in net assets resulting from operations	(3,841,101)

Distributions to shareholders:

From net investment income	(192,388)
From net realized gain on investment, futures and foreign currency related transactions	—
From tax return of capital	—

Total distributions to shareholders	(192,388)

From share transactions:

Proceeds from sales of shares	13,288,998
Reinvestment of dividends and distributions	192,388
Cost of shares repurchased	(5,971,356)

Net increase (decrease) in net assets resulting from share transactions	7,510,030

TOTAL INCREASE (DECREASE)	3,476,541

Net assets:

Beginning of year	37,116,216

End of year	$40,592,757

Accumulated undistributed (distributions in excess of) net investment income	$1,811

Summary of share transactions:

Shares sold	1,391,584
Shares issued on reinvestment of dividends and distributions	20,665
Shares repurchased	(650,969)

TOTAL INCREASE (DECREASE)	761,280

50     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE U.S.	CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Equity Fund	Growth Fund	Value Fund	Equity Fund

$724,755	$117,087	$22,343	$2,119,489	$111,277
(21,543,051)	(1,171,422)	(1,116,432)	7,597,234	(5,906,031)
1,697,455	3,044,583	(1,402,370)	9,147,130	(411,101)

(19,120,841)	1,990,248	(2,496,459)	18,863,853	(6,205,855)

(737,656)	(76,934)	(26,444)	(2,112,836)	(175,062)
—	—	(53,974)	(10,913,278)	(60,696)
—	(74,291)	—	—	(82,175)

(737,656)	(151,225)	(80,418)	(13,026,114)	(317,933)

55,342,887	18,234,164	9,588,008	161,692,684	7,631,321
737,656	151,225	80,418	13,026,114	317,933
(11,620,753)	(6,421,071)	(7,600,880)	(38,692,901)	(12,913,245)

44,459,790	11,964,318	2,067,546	136,025,897	(4,963,991)

24,601,293	13,803,341	(509,331)	141,863,636	(11,487,779)

139,303,144	40,561,236	16,774,892	101,656,870	29,261,035

$163,904,437	$54,364,577	$16,265,561	$243,520,506	$17,773,256

$—	$5,302	$—	$—	$(21,181)

4,820,468	1,763,231	888,325	14,502,257	755,369
67,487	14,160	7,787	1,175,647	35,965
(1,062,345)	(663,729)	(702,136)	(3,633,018)	(1,299,233)

3,825,610	1,113,662	193,976	12,044,886	(507,899)

The accompanying notes are an integral part of these financial statements.      51

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

				Net
	Net asset			realized			In excess	From	From
	value,	Net		and	Total from	From net	of net	tax	net
	beginning	investment		unrealized	investment	investment	investment	return of	realized	Total
	of period	income		gain (loss)	operations	income	income	capital	gain	distributions

Growth and Income Fund
For the six months ended June 30, 2002 (unaudited)	$9.33	$0.07	(c)	$(0.46)	$(0.39)	$—	$—	$—	$—	$—
For the year ended December 31, 2001	10.34	0.05	(c)	(1.02)	(0.97)	(0.04)	—	—	—	(0.04)
For the year ended December 31, 2000	10.89	0.04	(c)	(0.55)	(0.51)	(0.04)	—	—	—	(0.04)
For the year ended December 31, 1999	10.45	0.12		0.44	0.56	(0.12)	—	—	—	(0.12)
For the period ended December 31, 1998 (commenced January 12)	10.00	0.09		0.45	0.54	(0.09)	—	—	—	(0.09)

CORE U.S. Equity Fund
For the six months ended June 30, 2002 (unaudited)	10.94	0.02	(c)	(1.57)	(1.55)	—	—	—	—	—
For the year ended December 31, 2001	12.48	0.05	(c)	(1.54)	(1.49)	(0.05)	—	—	—	(0.05)
For the year ended December 31, 2000	13.98	0.11	(c)	(1.46)	(1.35)	(0.08)	—	—	(0.07)	(0.15)
For the year ended December 31, 1999	11.42	0.05		2.72	2.77	(0.05)	—	—	(0.16)	(0.21)
For the period ended December 31, 1998 (commenced February 13)	10.00	0.05		1.42	1.47	(0.05)	—	—	—	(0.05)

CORE Small Cap Equity Fund
For the six months ended June 30, 2002 (unaudited)	10.84	0.01	(c)	0.11	0.12	—	—	—	—	—
For the year ended December 31, 2001	10.40	0.03	(c)	0.44	0.47	(0.02)	—	(0.01)	—	(0.03)
For the year ended December 31, 2000	10.60	0.06	(c)	0.09	0.15	(0.04)	—	—	(0.31)	(0.35)
For the year ended December 31, 1999	9.04	0.02		1.56	1.58	(0.02)	—	—	—	(0.02)
For the period ended December 31, 1998 (commenced February 13)	10.00	0.02		(0.95)	(0.93)	(0.02)	(0.01)	—	—	(0.03)

Capital Growth Fund
For the six months ended June 30, 2002 (unaudited)	10.28	0.01	(c)	(1.73)	(1.72)	—	—	—	—	—
For the year ended December 31, 2001	12.09	0.02	(c)	(1.78)	(1.76)	(0.02)	—	—	(0.03)	(0.05)
For the year ended December 31, 2000	14.01	0.01	(c)	(1.16)	(1.15)	(0.01)	—	—	(0.76)	(0.77)
For the year ended December 31, 1999	11.31	0.01		3.04	3.05	(0.01)	—	—	(0.34)	(0.35)
For the period ended December 31, 1998 (commenced April 30)	10.00	0.03		1.31	1.34	(0.03)	—	—	—	(0.03)

Mid Cap Value Fund
For the six months ended June 30, 2002 (unaudited)	11.29	0.06	(c)	0.69	0.75	—	—	—	—	—
For the year ended December 31, 2001	10.67	0.14	(c)	1.14	1.28	(0.11)	—	—	(0.55)	(0.66)
For the year ended December 31, 2000	8.42	0.15	(c)	2.45	2.60	(0.08)	—	—	(0.27)	(0.35)
For the year ended December 31, 1999	8.57	0.07		(0.15)	(0.08)	(0.07)	—	—	—	(0.07)
For the period ended December 31, 1998 (commenced May 1)	10.00	0.07		(1.43)	(1.36)	(0.07)	—	—	—	(0.07)

International Equity Fund
For the six months ended June 30, 2002 (unaudited)	8.99	0.04	(c)	(0.43)	(0.39)	—	—	—	—	—
For the year ended December 31, 2001	11.78	0.05	(c)	(2.68)	(2.63)	(0.09)	—	(0.04)	(0.03)	(0.16)
For the year ended December 31, 2000	14.47	0.05	(c)	(1.99)	(1.94)	—	—	—	(0.75)	(0.75)
For the year ended December 31, 1999	11.91	0.07		3.66	3.73	(0.07)	(0.13)	—	(0.97)	(1.17)
For the period ended December 31, 1998 (commenced January 12)	10.00	0.02		1.98	2.00	—	—	—	(0.09)	(0.09)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of period. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

52     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

							Ratios assuming no
							expense reductions

			Ratio of		Ratio of				Ratio of
			net		net		Ratio of		net
Net		Net	expenses		investment		expenses		investment
asset		assets	to		income		to		income
value,		at end	average		to		average		(loss)		Portfolio
end of	Total	of period	net		average		net		to average		turnover
period	return(a)	(in 000s)	assets		net assets		assets		net assets		rate

$8.94	(4.18)%	$38,677	1.00	%(b)	1.44	%(b)	1.20	%(b)	1.24	%(b)	52%
9.33	(9.34)	40,593	1.00		0.49		1.17		0.32		48
10.34	(4.69)	37,116	0.99		0.40		1.22		0.17		68
10.89	5.41	25,989	0.90		1.44		1.65		0.69		121
10.45	5.47	13,814	0.90	(b)	1.85	(b)	2.69	(b)	0.06	(b)	88

9.39	(14.17)	155,039	0.86	(b)	0.45	(b)	0.87	(b)	0.44	(b)	37
10.94	(11.94)	163,904	0.81		0.48		0.82		0.47		72
12.48	(9.62)	139,303	0.85		0.87		0.87		0.85		32
13.98	24.30	52,058	0.80		0.70		1.52		(0.02)		70
11.42	14.73	9,809	0.80	(b)	0.70	(b)	2.83	(b)	(1.33	)(b)	75

10.96	1.20	57,842	1.00	(b)	0.10	(b)	1.21	(b)	(0.11	) (b)	64
10.84	4.53	54,365	1.00		0.32		1.22		0.10		105
10.40	1.75	40,561	0.99		0.59		1.55		0.03		91
10.60	17.54	13,488	0.90		0.35		4.22		(2.97)		101
9.04	(9.30)	4,841	0.90	(b)	0.30	(b)	3.92	(b)	(2.72	)(b)	74

8.56	(16.81)	17,136	1.00	(b)	0.12	(b)	1.71	(b)	(0.59	) (b)	7
10.28	(14.46)	16,266	1.00		0.15		1.69		(0.54)		39
12.09	(7.98)	16,775	0.99		0.13		1.84		(0.72)		37
14.01	27.13	10,450	0.90		0.04		3.13		(2.19)		34
11.31	13.40	4,463	0.90	(b)	0.42	(b)	4.92	(b)	(3.60	)(b)	20

12.04	6.64	371,681	0.84	(b)	1.07	(b)	0.85	(b)	1.06	(b)	46
11.29	12.05	243,521	0.93		1.27		0.94		1.26		82
10.67	31.07	101,657	1.04		1.60		1.22		1.42		101
8.42	(0.95)	21,882	0.95		1.30		2.19		0.06		103
8.57	(13.56)	5,604	0.95	(b)	1.74	(b)	4.79	(b)	(2.10	)(b)	38

8.60	(4.34)	16,603	1.35	(b)	0.96	(b)	2.93	(b)	(0.62	) (b)	54
8.99	(22.26)	17,773	1.35		0.47		2.05		(0.23)		76
11.78	(13.19)	29,261	1.34		0.37		1.99		(0.28)		70
14.47	31.85	20,159	1.25		0.41		2.57		(0.91)		87
11.91	20.07	11,206	1.25	(b)	0.23	(b)	2.97	(b)	(1.49	)(b)	76

The accompanying notes are an integral part of these financial statements.      53

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Financial Statements

June 30, 2002 (Unaudited)

1. ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940, as amended (“the Act”) as an open-end, management investment company. The Trust includes Goldman Sachs Growth and Income Fund (“Growth and Income”), Goldman Sachs CORE U.S. Equity Fund (“CORE U.S. Equity”), Goldman Sachs CORE Small Cap Equity Fund (“CORE Small Cap Equity”), Goldman Sachs Capital Growth Fund (“Capital Growth”), Goldman Sachs Mid Cap Value Fund (“Mid Cap Value”) and Goldman Sachs International Equity Fund (“International Equity”), collectively, “the Funds” or individually a “Fund”. Each Fund is diversified under the Act. On May 1, 2002, the Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund were terminated.
     Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods approved by the Board of Trustees. In addition, the impact of events that occur after the publication of market quotations used by a fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in the Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.

B. Securities Transactions and Investment Income — Securities transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes where applicable. Interest income is determined on the basis of interest accrued, net of foreign withholding taxes where applicable, premium amortized and discount earned. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to such taxes.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions and capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist as well as timing differences.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Deferred Organization Expenses — Organization-related costs are being amortized on a straight-line basis over a period of five years.

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual portfolio of the Trust are generally allocated to the portfolios on a straight-line or pro rata basis depending upon the nature of the expense.

F. Foreign Currency Translations — The books and records of each Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

G. Segregation Transactions — As set forth in the prospectus, certain Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments are examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians.

3. AGREEMENTS

Pursuant to the Investment Management Agreement (the “Agreement”), Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser for Growth and Income, CORE U.S. Equity, CORE Small Cap Equity, Capital Growth and Mid Cap Value Funds. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman Sachs, serves as the investment adviser for the International Equity Fund. Under the Agreement, the advisers, subject to the general supervision of the Trust’s Board of Trustees, manage the Funds’ portfolios (GSAM and GSAMI are each referred to herein as the “investment adviser”). As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the investment adviser is entitled to a fee, computed daily and payable monthly at an annual rate of the average daily net assets as follows:

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

3. AGREEMENTS (continued)

Fund	Fee

Growth and Income	0.75%

CORE U.S. Equity	0.70

CORE Small Cap Equity	0.75

Capital Growth	0.75

Mid Cap Value	0.80

International Equity	1.00

     The investment advisers have voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding management fees, taxes, interest, brokerage fees, litigation and indemnification and other extraordinary expenses) to the extent that such expenses exceed .25%, .20%, .25%, .25%, ..25% and .35% of the average daily net assets of Growth and Income, CORE U.S. Equity, CORE Small Cap Equity, Capital Growth, Mid Cap Value and International Equity, respectively.
     Goldman Sachs also serves as the transfer agent of the Funds and has voluntarily waived a portion of its transfer agent fees. Goldman Sachs may discontinue or modify this waiver in the future at its discretion. Effective September 1, 2002, the fees charged for such transfer agency services will be calculated daily exclusive of the “Other Expense” limitation and payable monthly at an annual rate of 0.04% of the average daily net assets of each Fund. Goldman Sachs serves as the distributor of each Fund’s shares at no cost to the Funds.
     For the six months ended June 30, 2002, the investment adviser reimbursed and waived certain expenses and the Funds have entered into expense offset arrangements with the custodian resulting in a reduction in expenses as follows (amounts in thousands):

	Investment Adviser	Custody Fee	Transfer Agent
Fund	Reimbursement	Reduction	Fee Waiver	Total

Growth and Income	$32	$1	$7	$40

CORE U.S. Equity	—	1	7	8

CORE Small Cap Equity	52	1	7	60

Capital Growth	54	1	7	62

Mid Cap Value	—	1	7	8

International Equity	130	—	7	137

GOLDMAN SACHS VARIABLE INSURANCE TRUST

3. AGREEMENTS (continued)

     At June 30, 2002, the amounts owed to affiliates were as follows (in thousands):

	Management	Transfer Agent
Fund	Fees	Fees	Total

Growth and Income	$25	$1	$26

CORE U.S. Equity	92	1	93

CORE Small Cap Equity	36	1	37

Capital Growth	11	1	12

Mid Cap Value	244	1	245

International Equity	14	1	15

4. PORTFOLIO SECURITY TRANSACTIONS

Cost of purchases and proceeds of sales and maturities of long-term securities for the six months ended June 30, 2002, were as follows:

		Sales and
Fund	Purchases	Maturities

Growth and Income	$22,426,158	$20,051,356

CORE U.S. Equity	76,390,196	59,874,523

CORE Small Cap Equity	40,561,414	36,279,484

Capital Growth	5,450,663	1,249,933

Mid Cap Value	247,819,105	139,285,943

International Equity	9,337,468	8,777,268

Forward Foreign Currency Exchange Contracts — Growth and Income, Capital Growth, Mid Cap Value and International Equity may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. International Equity may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates. The Funds record realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

At June 30, 2002, the International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

		Value on
Open Foreign Currency	Expiration	Settlement	Current	Unrealized	Unrealized
Purchase Contracts	Date	Date	Value	Gain	Loss

Australian Dollar	7/19/2002	$442,000	$451,984	$9,984	$—
	7/19/2002	112,000	110,589	—	1,411
	7/24/2002	439,787	435,319	—	4,468
Canadian Dollar	7/19/2002	216,000	217,360	1,360	—
Danish Krone	7/24/2002	142,484	158,611	16,127	—
Euro Currency	7/19/2002	214,000	223,584	9,584	—
Hong Kong Dollar	9/11/2002	256,070	256,058	—	12
Japanese Yen	7/19/2002	434,000	450,850	16,850	—
	7/25/2002	713,140	739,004	25,864	—
Norwegian Krone	8/29/2002	86,897	92,769	5,872	—
Pound Sterling	7/17/2002	456,863	474,088	17,225	—
	7/19/2002	112,000	117,464	5,464	—
Swedish Krona	7/19/2002	656,000	705,527	49,527	—

TOTAL OPEN FOREIGN CURRENCY PURCHASE CONTRACTS		$4,281,241	$4,433,207	$157,857	$5,891

		Value on
Open Foreign Currency	Expiration	Settlement	Current	Unrealized	Unrealized
Sales Contracts	Date	Date	Value	Gain	Loss

Australian Dollar	7/19/2002	$104,000	$102,425	$1,575	$—
Canadian Dollar	7/19/2002	333,000	337,771	—	4,771
Danish Krone	7/24/2002	77,210	80,725	—	3,515
Euro Currency	7/19/2002	336,000	354,532	—	18,532
	7/29/2002	220,194	221,423	—	1,229
Hong Kong Dollar	9/11/2002	70,016	70,021	—	5
Japanese Yen	7/25/2002	190,017	188,004	2,013	—
Mexican Peso	7/11/2002	215,117	211,476	3,641	—
	7/11/2002	113,649	113,663	—	14
Pound Sterling	7/17/2002	45,857	47,351	—	1,494
	7/19/2002	311,000	316,310	—	5,310
Singapore Dollar	7/25/2002	383,774	393,905	—	10,131
Swedish Krona	8/12/2002	205,776	218,378	—	12,602
Swiss Franc	7/15/2002	252,064	269,677	—	17,613
	7/19/2002	443,000	467,790	—	24,790

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS		$3,300,674	$3,393,451	$7,229	$100,006

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2002, the International Equity Fund had sufficient cash and/or securities to cover any commitments under these contracts.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
     At June 30, 2002, the following futures contracts were open as follows:

		Number of
		Contracts	Settlement	Market	Unrealized
Fund	Type	Long	Month	Value	Gain (Loss)

CORE U.S. Equity	S & P 500 Index	6	September 2002	$1,485,150	$(20,267)

International Equity	Eurex Deutschland 50	7	September 2002	$217,841	$(4,554)
	Tokyo Stock Exchange	2	September 2002	170,108	(12,514)

				$387,949	$(17,068)

     For the six months ended June 30, 2002, Goldman Sachs earned brokerage commissions from portfolio transactions including futures executed on behalf of the Funds in the following amounts:

Brokerage
Fund	Commissions

Growth and Income	$1,466

CORE U.S. Equity	890

CORE Small Cap Equity	220

Capital Growth	96

Mid Cap Value	22,462

International Equity	767

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through their agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     Both the Funds and BGA receive compensation relating to the lending of the Fund’s securities. The amounts earned by the Funds for the six months ended June 30, 2002, is reported parenthetically on the Statements of Operations. The table below details the following items as of June 30, 2002: 1) market value of the securities on loan by Funds, 2) the amount of cash collateral received for loan transactions, 3) BGA earnings as securities lending agent, 4) compensation earned by the

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS (continued)
Funds from lending its securities to Goldman Sachs and 5) the amount payable to Goldman Sachs upon return of securities loaned (collateral value). The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware Business Trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

				Earnings Received
		Cash Collateral	Earnings of BGA	From Lending to	Amount Payable to
	Market Value of	Received for Loans	Relating to Securities	Goldman Sachs for	Goldman Sachs
	Securities on loan as	Outstanding as of	Loaned for Six Months	Six Months Ended	Upon Return of
Fund	of June 30, 2002	June 30, 2002	Ended June 30, 2002	June 30, 2002	Securities Loaned

Growth and Income(a)	$—	$—	$2	$66	$—

Core U.S. Equity(a)	—	—	54	—	—

CORE Small Cap Equity	1,247,698	1,346,900	662	91	—

Capital Growth(a)	—	—	2	—	—

Mid Cap Value(a)	—	—	882	386	—

International Equity	1,322,232	1,393,083	1,659	62	310,000

(a)	While there was lending activity during the six months ended June 30, 2002, there were no loans outstandings as of June 30, 2002.

5. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At June 30, 2002, the CORE U.S. Equity, CORE Small Cap Equity, Capital Growth and Mid Cap Value Funds had undivided interests in the repurchase agreements in the following joint account which equaled $700,000, $200,000, $300,000, and $9,700,000, respectively, in principal amount. At June 30, 2002, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

5. JOINT REPURCHASE AGREEMENT ACCOUNT (continued)

	Principal	Interest	Maturity	Amortized	Maturity
Repurchase Agreements	Amount	Rate	Date	Cost	Value

Banc of America Securities LLC	$800,000,000	1.98%	07/01/2002	$800,000,000	$800,132,000

Barclays Capital, Inc.	500,000,000	1.96	07/01/2002	500,000,000	500,081,667

Bear Stearns Companies, Inc.	500,000,000	1.97	07/01/2002	500,000,000	500,082,083

JPM Securities, Inc.	1,500,000,000	1.96	07/01/2002	1,500,000,000	1,500,245,000

Credit Suisse First Boston Corp.	1,000,000,000	1.95	07/01/2002	1,000,000,000	1,000,162,500

Greenwich Capital Markets	500,000,000	1.98	07/01/2002	500,000,000	500,082,500

Lehman Brothers	500,000,000	1.97	07/01/2002	500,000,000	500,082,083

Morgan Stanley	2,000,000,000	1.94	07/01/2002	2,000,000,000	2,000,323,333

Salomon Smith Barney Holdings, Inc.	1,600,000,000	1.97	07/01/2002	1,600,000,000	1,600,262,667

UBS Warburg LLC	1,973,100,000	1.97	07/01/2002	1,973,100,000	1,973,423,917

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT				$10,873,100,000	$10,874,877,750

6. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2002, the Funds did not have any borrowings under this facility.

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

 GOLDMAN SACHS VARIABLE INSURANCE TRUST

7. ADDITIONAL TAX INFORMATION

As of the most recent fiscal year end December 31, 2001, the capital loss carryforwards and certain timing differences on a tax basis were as follows:

Growth and
Income Fund

Timing differences (post October Losses)	$(1,207,395)
Capital loss carryforward	(3,584,131)
Capital loss carryforward years of expiration	2006-2009

At June 30, 2002, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Growth and
Income Fund

Tax Cost	$39,276,546

Gross unrealized gain	2,037,387
Gross unrealized loss	(2,479,186)

Net unrealized security gain (loss)	$(441,799)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

CORE U.S.	CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Equity Fund	Growth Fund	Value Fund	Equity Fund

$(1,729,816)	$—	$(164,335)	$—	$(1,226,761)
(21,704,749)	(1,791,908)	(836,446)	—	(4,728,640)
2008-2009	2009	2009	—	2009

CORE U.S.	CORE Small Cap	Capital	Mid Cap	International
Equity Fund	Equity Fund	Growth Fund	Value Fund	Equity Fund

$173,025,952	$55,381,911	$21,506,926	$342,667,054	$18,383,466

6,215,993	6,894,117	589,474	33,022,351	1,021,477
(25,487,131)	(4,160,069)	(4,868,266)	(8,559,263)	(3,116,736)

$(19,271,138)	$2,734,048	$(4,278,792)	$24,463,088	$(2,095,259)

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TRUSTEES	OFFICERS
Ashok N. Bakhru, Chairman	Gary D. Black, President
David B. Ford	James A. Fitzpatrick, Vice President
Patrick T. Harker	James A. McNamara, Vice President
Mary Patterson McPherson	John M. Perlowski, Treasurer
Alan A. Shuch	Howard B. Surloff, Secretary
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniake

GOLDMAN, SACHS & CO. Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT Investment Adviser

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL 133 Peterborough Court London, England EC4A 2BB

Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman
Sachs Variable Insurance Trust: Growth and Income, CORE U.S. Equity, CORE Small Cap Equity, Capital Growth, Mid Cap Value and International Equity Funds.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a
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© Copyright 2002 Goldman, Sachs & Co. All rights reserved. Date of first use: August 14, 2002